As Filed with the U.S. Securities and Exchange Commission on February 28, 2007

                                              File Nos. 333-101625 and 811-21261

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                       Pre-Effective Amendment No.___ [ ]

                       Post-Effective Amendment No. 9 [x]
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 [x]

                              Amendment No. 10 [X]

                                 RYDEX ETF TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[X]   immediately upon filing pursuant to paragraph (b) of rule 485

[ ]   on (date)  pursuant  to  paragraph  (b)(1)(v)  of rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of rule 485

[ ]   on (date) pursuant to paragraph (a)(1) of rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

                                [GRAPHIC OMITTED]

                                                                 RYDEX ETF TRUST


                                                                   MARCH 1, 2007


                                                      RYDEX S&P EQUAL WEIGHT ETF

                                                        RYDEX RUSSELL TOP 50 ETF

                                                       RYDEX S&P PURE STYLE ETFS
                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                           RYDEX S&P MIDCAP  400 PURE  VALUE ETF
                                          RYDEX S&P  MIDCAP 400 PURE  GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

                                    [LOGO] RYDEXINVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS(TM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

ii                                                             [GRAPHIC OMITTED]


TABLE OF CONTENTS
--------------------------------------------------------------------------------

COMMON RISK/RETURN INFORMATION ............................................    2
   RYDEX S&P EQUAL WEIGHT ETF .............................................    3
   RYDEX RUSSELL TOP 50 ETF ...............................................    7
   RYDEX S&P 500 PURE VALUE ETF ...........................................   11
   RYDEX S&P 500 PURE GROWTH ETF ..........................................   14
   RYDEX S&P MIDCAP 400 PURE VALUE ETF ....................................   17
   RYDEX S&P MIDCAP 400 PURE GROWTH ETF ...................................   20
   RYDEX S&P SMALLCAP 600 PURE VALUE ETF ..................................   23
   RYDEX S&P SMALLCAP 600 PURE GROWTH ETF .................................   26
MORE INFORMATION ABOUT FUND INVESTMENTS
AND RISKS .................................................................   29
SHAREHOLDER INFORMATION ...................................................   32
DISTRIBUTION PLAN .........................................................   36
DIVIDENDS AND DISTRIBUTIONS ...............................................   36
TAX INFORMATION ...........................................................   36
MANAGEMENT OF THE FUNDS ...................................................   39
FINANCIAL HIGHLIGHTS ......................................................   42
UNDERLYING INDEX INFORMATION ..............................................   47
SUPPLEMENTAL INFORMATION ..................................................   50
ADDITIONAL INFORMATION ....................................................   56

                ------------------------------------------------

                   PLEASE SEE THE RYDEX FUNDS' PRIVACY POLICY
                   INSIDE THE BACK COVER OF THIS PROSPECTUS.

                ------------------------------------------------

[GRAPHIC OMITTED]                                                   PROSPECTUS 1

                                 RYDEX ETF TRUST

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex ETF Trust (the "Trust") is an investment company offering professionally managed investment portfolios. This Prospectus describes the Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, and Rydex S&P SmallCap 600 Pure Growth ETF (each a "Fund" and collectively, the "Funds").


The shares of the Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF and Rydex S&P Pure Style ETFs are listed for trading on the American Stock Exchange LLC (the "Exchange"). Market prices for a Fund's shares may be different from its net asset value per share ("NAV"). A Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, or multiples thereof, called a "Creation Unit." Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund's Underlying Index. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. For a more detailed discussion, see the "Creation and Redemptions" section herein. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

2                                                              [GRAPHIC OMITTED]

RYDEX ETF TRUST FUNDS
--------------------------------------------------------------------------------

                           RYDEX S&P EQUAL WEIGHT ETF
                            RYDEX RUSSELL TOP 50 ETF
                          RYDEX S&P 500 PURE VALUE ETF
                          RYDEX S&P 500 PURE GROWTH ETF
                       RYDEX S&P MIDCAP 400 PURE VALUE ETF
                      RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                      RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                     RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Fund seeks to replicate as closely as possible, before expenses, the performance of a particular index (each an "Underlying Index"). The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - Due to market conditions, the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

TRADING RISK - Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Funds' holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their
NAVs), the Funds' investment adviser, Rydex Investments (the "Advisor"), does not believe that large discounts or premiums to NAV will exist for extended periods of time.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match that of the Fund's Underlying Index either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

LIQUIDITY RISK - Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Funds will continue to be met or will remain unchanged.

[GRAPHIC OMITTED]                                                   PROSPECTUS 3

RYDEX S&P EQUAL WEIGHT ETF (RSP)
--------------------------------------------------------------------------------

FUND OBJECTIVE


The Rydex S&P Equal Weight ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P Equal Weight Index (the "Index" or "Underlying Index").


PRINCIPAL INVESTMENT STRATEGY


The Fund uses a passive management strategy to track the performance of the Underlying Index. The Underlying Index is the equal-weighted version of the S&P 500, which is a measure of the large-capitalization stocks of 500 major corporations selected by Standard & Poor's(R), a division of The McGraw Hill Company, Inc. ("Standard & Poor's"), for their market size, liquidity and industry group representation. Unlike the S&P 500, in which each constituent stock's weight is proportionate to its market value, each stock in the Underlying Index will be rebalanced quarterly to have the same target weighting as every other stock in the Underlying Index. As of December 31, 2006, the S&P Equal Weight Index included companies with an average market capitalization of approximately $26 billion.


The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance, before expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Rydex S&P Equal Weight ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


PERFORMANCE

The bar chart and table show the performance of the Rydex S&P Equal Weight ETF both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

4                                                              [GRAPHIC OMITTED]


RYDEX S&P EQUAL WEIGHT ETF

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2004    2005     2006
                           -------------------------
                            16.50%   7.65%   15.32%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.19% (QUARTER ENDED 12/31/2004) AND THE LOWEST RETURN FOR A QUARTER WAS -2.16% (QUARTER ENDED 6/30/2006).

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DECEMBER 31, 2006) 1
                                                                SINCE INCEPTION
                                                  PAST 1 YEAR         (4/24/03)
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                    15.32%            19.88%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                  14.85%            19.48%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                            9.94%            17.44%
S&P 500(R) INDEX 3                                     15.79%            10.89%
S&P EQUAL WEIGHT INDEX 3                               15.80%            23.07%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOW THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOW THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPRISED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S. THE S&P EQUAL WEIGHT INDEX IS AN UNMANAGED EQUAL-WEIGHTED VERSION OF THE S&P 500(R) INDEX. INDEX RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

[GRAPHIC OMITTED]                                                   PROSPECTUS 5

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P Equal Weight ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A. CREATION TRANSACTION FEES(2)
   Through NSCC                                                           $2,000
   Outside NSCC                                                     up to $8,000
B. REDEMPTION TRANSACTION FEES(3)
   Through NSCC                                                           $2,000
   Outside NSCC                                                     up to $8,000
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)
   MANAGEMENT FEES                                                         0.40%
   DISTRIBUTION (12b-1) FEES(5)                                             NONE
   OTHER EXPENSES(6),(7)                                                    NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    0.40%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND'S FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

6                                                              [GRAPHIC OMITTED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P Equal Weight ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RYDEX S&P EQUAL
WEIGHT ETF                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                             $41      $129      $225      $508

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $2,000, and the Redemption Transaction Fee per transaction is $2,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,368,500 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $11,715 if the Creation Unit is redeemed after one year, and $30,533 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $17,715 if the Creation Unit is redeemed after one year, and $36,533 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

[GRAPHIC OMITTED]                                                   PROSPECTUS 7

RYDEX RUSSELL TOP 50 ETF (XLG)
--------------------------------------------------------------------------------

FUND OBJECTIVE


The Rydex Russell Top 50 ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the Russell Top 50(TM) Index (the "Index" or "Underlying Index").


PRINCIPAL INVESTMENT STRATEGY


The Fund uses a passive management strategy to track the performance of the Underlying Index. The Index consists of the common stocks of the 50 largest U.S. companies based on total market capitalization as represented in the Russell 3000(R) Index. Accordingly, the Fund offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market. As of December 31, 2006, the Russell Top 50(TM) Index included companies with an average market capitalization of approximately $183 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.


PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex Russell Top 50 ETF is subject to a number of other risks that may affect the value of its shares, including:

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


PERFORMANCE


The bar chart and table show the performance of the Rydex Russell Top 50 ETF for the past year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

8                                                              [GRAPHIC OMITTED]

RYDEX RUSSELL
TOP 50 ETF

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2006
                                     ------
                                     17.86%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.27% (QUARTER ENDED 9/30/2006) AND THE LOWEST RETURN FOR A QUARTER WAS -1.22% (QUARTER ENDED 6/30/2006).

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                 SINCE INCEPTION
                                                   PAST 1 YEAR      (05/04/2005)
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                     17.86%            12.27%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                   17.50%            11.96%
RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES 2                             11.96%            10.42%
RUSSELL TOP 50(TM) INDEX 3                              18.21%            13.29%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOW THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOW THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

3 THE RUSSELL TOP 50 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF THE 50 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX. THE RUSSELL 3000(R) INDEX IS A BROAD U.S. EQUITY INDEX REPRESENTING APPROXIMATELY 98% OF THE U.S. MARKET.

[GRAPHIC OMITTED]                                                   PROSPECTUS 9

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex Russell Top 50 ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A.    CREATION TRANSACTION FEES(2)
      Through NSCC                                                         $500
      Outside NSCC                                                 up to $2,000
B.    REDEMPTION TRANSACTION FEES(3)
      Through NSCC                                                         $500
      Outside NSCC                                                 up to $2,000
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)
      MANAGEMENT FEES                                                      0.20%
      DISTRIBUTION  (12b-1) FEES(5)                                        NONE
      OTHER EXPENSES(6),(7)                                                NONE
      TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.20%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND'S FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

10                                                             [GRAPHIC OMITTED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex Russell Top 50 ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


RYDEX RUSSELL
TOP 50 ETF                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                             $21      $65       $113      $257


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $500, and the Redemption Transaction Fee per transaction is $500. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,391,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $11,557 if the Creation Unit is redeemed after one year, and $34,818 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $13,057 if the Creation Unit is redeemed after one year, and $36,318 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

[GRAPHIC OMITTED]                                                  PROSPECTUS 11

RYDEX S&P 500 PURE VALUE ETF (RPV)
--------------------------------------------------------------------------------

FUND OBJECTIVE


The Rydex S&P 500 Pure Value ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P 500/Citigroup Pure Value Index (the "Index" or "Underlying Index").


PRINCIPAL INVESTMENT STRATEGY


The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics as selected by Standard & Poor's. As of December 31, 2006, the Underlying Index included 143 of the constituents that comprise the S&P 500. As of December 31, 2006, the S&P 500/Citigroup Pure Value Index included companies with an average market capitalization of approximately $22 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.


PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P 500 Pure Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE


The Rydex S&P 500 Pure Value ETF commenced operations on March 1, 2006. Therefore, it does not have a performance history for a full calendar year.

12                                                             [GRAPHIC OMITTED]

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P 500 Pure Value ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A. CREATION TRANSACTION FEES(2)
   Through NSCC                                                          $1,000
   Outside NSCC                                                    up to $4,000
B. REDEMPTION TRANSACTION FEES(3)
   Through NSCC                                                          $1,000
   Outside NSCC                                                    up to $4,000
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)
   MANAGEMENT FEES                                                         0.35%
   DISTRIBUTION (12b-1) FEES(5)                                            NONE
   OTHER EXPENSES(6),(7)                                                   NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    0.35%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND'S FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

[GRAPHIC OMITTED]                                                  PROSPECTUS 13

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P 500 Pure Value ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


RYDEX S&P 500
PURE VALUE ETF                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                            $36       $113      $197      $446


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,690,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $7,067 if the Creation Unit is redeemed after one year, and $19,078 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $10,067 if the Creation Unit is redeemed after one year, and $22,078 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

14                                                             [GRAPHIC OMITTED]

RYDEX S&P 500 PURE GROWTH ETF (RPG)
--------------------------------------------------------------------------------

FUND OBJECTIVE


The Rydex S&P 500 Pure Growth ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P 500/Citigroup Pure Growth Index (the "Index" or "Underlying Index").


PRINCIPAL INVESTMENT STRATEGY


The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics as selected by Standard & Poor's. As of December 31, 2006, the Underlying Index included 149 of the constituents that comprise the S&P 500. As of December 31, 2006, the S&P 500/Citigroup Pure Growth Index included companies with an average market capitalization of approximately $28 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.


PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P 500 Pure Growth ETF is subject to a number of other risks that may affect the value of its shares, including:



MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE


The Rydex S&P 500 Pure Growth ETF commenced operations on March 1, 2006. Therefore, it does not have a performance history for a full calendar year.

[GRAPHIC OMITTTED]                                                 PROSPECTUS 15


FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P 500 Pure Growth ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A.    CREATION TRANSACTION FEES(2)
      Through NSCC                                                       $1,000
      Outside NSCC                                                 up to $4,000
B.    REDEMPTION TRANSACTION FEES(3)
      Through NSCC                                                       $1,000
      Outside NSCC                                                 up to $4,000
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)
      MANAGEMENT FEES                                                      0.35%
      DISTRIBUTION (12b-1) FEES(5)                                         NONE
      OTHER EXPENSES(6),(7)                                                NONE
      TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.35%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND'S FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

16                                                             [GRAPHIC OMITTED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P 500 Pure Growth ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


RYDEX S&P 500
PURE GROWTH ETF                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                             $36      $113     $197       $446


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,793,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $7,435 if the Creation Unit is redeemed after one year, and $20,235 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $10,435 if the Creation Unit is redeemed after one year, and $23,235 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

[GRAPHIC OMITTED]                                                  PROSPECTUS 17

RYDEX S&P MIDCAP 400 PURE VALUE ETF (RFV)
--------------------------------------------------------------------------------

FUND OBJECTIVE


The Rydex S&P MidCap 400 Pure Value ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P MidCap 400/Citigroup Pure Value Index (the "Index" or "Underlying Index").


PRINCIPAL INVESTMENT STRATEGY



The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics as selected by Standard & Poor's. As of December 31, 2006, the Underlying Index included 118 of the constituents that comprise the S&P MidCap
400. As of December 31, 2006, the S&P MidCap 400/Citigroup Pure Value Index included companies with an average market capitalization of approximately $2 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.



PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P MidCap 400 Pure Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.


MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

18                                                             [GRAPHIC OMITTED]

PERFORMANCE


The Rydex S&P MidCap 400 Pure Value ETF commenced operations on March 1, 2006. Therefore, it does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P MidCap 400 Pure Value ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A.    CREATION TRANSACTION FEES(2)
      Through NSCC                                                         $750
      Outside NSCC                                                 up to $3,000
B.    REDEMPTION TRANSACTION FEES(3)
      Through NSCC                                                         $750
      Outside NSCC                                                 up to $3,000
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)
      MANAGEMENT FEES                                                      0.35%
      DISTRIBUTION  (12b-1) FEES(5)                                        NONE
      OTHER EXPENSES(6),(7)                                                NONE
      TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.35%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

[GRAPHIC OMITTED]                                                  PROSPECTUS 19

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P MidCap 400 Pure Value ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


RYDEX S&P MIDCAP
400 PURE VALUE ETF                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                             $36      $113      $197      $446


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $750, and the Redemption Transaction Fee per transaction is $750. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,730,500 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $6,961 if the Creation Unit is redeemed after one year, and $19,529 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $9,211 if the Creation Unit is redeemed after one year, and $21,779 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

20                                                             [GRAPHIC OMITTED]

RYDEX S&P MIDCAP 400 PURE GROWTH ETF (RFG)
--------------------------------------------------------------------------------

FUND OBJECTIVE



The Rydex S&P MidCap 400 Pure Growth ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P MidCap 400/Citigroup Pure Growth Index (the "Index" or "Underlying Index").



PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics as selected by Standard & Poor's. As of December 31, 2006, the Underlying Index included 116 of the constituents that comprise the S&P MidCap
400. As of December 31, 2006, the S&P MidCap 400/Citigroup Pure Growth Index included companies with an average market capitalization of approximately $3 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P MidCap 400 Pure Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.



MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

[GRAPHIC OMITTED]                                                  PROSPECTUS 21

PERFORMANCE



The Rydex S&P MidCap 400 Pure Growth ETF commenced operations on March 1, 2006. Therefore, it does not have a performance history for a full calendar year.



FEES AND EXPENSES OF THE FUND



This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P MidCap 400 Pure Growth ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A.    CREATION TRANSACTION FEES(2)
      Through NSCC                                                         $750
      Outside NSCC                                                 up to $3,000
B.    REDEMPTION TRANSACTION FEES(3)
      Through NSCC                                                         $750
      Outside NSCC                                                 up to $3,000
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)
      MANAGEMENT FEES                                                      0.35%
      DISTRIBUTION (12b-1) FEES(5)                                         NONE
      OTHER EXPENSES(6),(7)                                                NONE
      TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.35%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND'S FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

22                                                             [GRAPHIC OMITTED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P MidCap 400 Pure Growth ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



RYDEX S&P MIDCAP 400
PURE GROWTH ETF                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                             $36      $113      $197      $446



CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES



The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $750, and the Redemption Transaction Fee per transaction is $750. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,586,500 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $10,033 if the Creation Unit is redeemed after one year, and $29,190 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $12,283 if the Creation Unit is redeemed after one year, and $31,440 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

[GRAPHIC OMITTED]                                                  PROSPECTUS 23

RYDEX S&P SMALLCAP 600 PURE VALUE ETF (RZV)
--------------------------------------------------------------------------------

FUND OBJECTIVE


The Rydex S&P SmallCap 600 Pure Value ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P SmallCap 600/Citigroup Pure Value Index (the "Index" or "Underlying Index").


PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics as selected by Standard & Poor's. As of December 31, 2006, the Underlying Index included 174 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2006, the S&P SmallCap 600/Citigroup Pure Value Index included companies with an average market capitalization of approximately $733 million. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P SmallCap 600 Pure Value ETF is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.


MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.


PERFORMANCE


The Rydex S&P SmallCap 600 Pure Value ETF commenced operations on March 1, 2006. Therefore, it does not have a performance history for a full calendar year.

24                                                            [GRAPHIC OMITTED]

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P SmallCap 600 Pure Value ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A. CREATION TRANSACTION FEES(2)
   Through NSCC                                                          $1,000
   Outside NSCC                                                    up to $4,000
B. REDEMPTION TRANSACTION FEES(3)

   Through NSCC                                                          $1,000
   Outside NSCC                                                    up to $4,000
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)

   MANAGEMENT FEES                                                         0.35%
   DISTRIBUTION (12b-1) FEES(5)                                            NONE
   OTHER EXPENSES(6),(7)                                                   NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    0.35%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND'S FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

[GRAPHIC OMITTED]                                                  PROSPECTUS 25

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P SmallCap 600 Pure Value ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


RYDEX S&P SMALLCAP
600 PURE VALUE ETF                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                             $36      $113      $197      $446


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,091,500 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $8,507 if the Creation Unit is redeemed after one year, and $23,603 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $11,507 if the Creation Unit is redeemed after one year, and $26,603 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

26                                                             [GRAPHIC OMITTED]

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF (RZG)
--------------------------------------------------------------------------------

FUND OBJECTIVE


The Rydex S&P SmallCap 600 Pure Growth ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P SmallCap 600/Citigroup Pure Growth Index (the "Index" or "Underlying Index").


PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics as selected by Standard & Poor's. As of December 31, 2006, the Underlying Index included 151 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2006, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with an average market capitalization of approximately $1 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P SmallCap 600 Pure Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies.


MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may outperform other segments of the equity market or the equity market as a whole.


PERFORMANCE


The Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Therefore, it does not have a performance history for a full calendar year.

[GRAPHIC OMITTED]                                                  PROSPECTUS 27

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P SmallCap 600 Pure Growth ETF(1).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

A. CREATION TRANSACTION FEES(2)

      Through NSCC                                                       $1,000
      Outside NSCC                                                 up to $4,000
B. REDEMPTION TRANSACTION FEES(3)

      Through NSCC                                                       $1,000
      Outside NSCC                                                 up to $4,000
ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)
      MANAGEMENT FEES                                                      0.35%
      DISTRIBUTION (12b-1) FEES(5)                                         NONE
      OTHER EXPENSES(6),(7)                                                NONE
      TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.35%

(1) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(2) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(3) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(4)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(5) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2008.

(6) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE, ACQUIRED FUND FEES AND EXPENSES, AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

(7) THE FUND INVESTS IN A MONEY MARKET FUND PURSUANT TO A CASH SWEEP ARRANGEMENT. AS A SHAREHOLDER IN A MONEY MARKET FUND (THE "ACQUIRED FUND"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUND. THE ACQUIRED FUND'S FEES AND EXPENSES AMOUNT TO LESS THAN .001%.

28                                                             [GRAPHIC OMITTED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P SmallCap 600 Pure Growth ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


RYDEX S&P SMALLCAP
600 PURE GROWTH ETF                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                             $36      $113      $197      $446


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,022,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $8,257 if the Creation Unit is redeemed after one year, and $22,819 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $11,257 if the Creation Unit is redeemed after one year, and $25,819 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

[GRAPHIC OMITTED]                                                  PROSPECTUS 29

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES

Although the Advisor intends to use a replication strategy, each Fund may hold up to 10% of its assets in securities not included in its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). Nonetheless, each Fund intends to always invest at least 90% of its assets in the securities of its Underlying Index. As long as the Funds invest at least 90% of their total assets in the securities of their respective Underlying Index, the Funds may invest their other assets in futures contracts, options on futures contracts, options, and swaps related to their respective Underlying Index, as well as cash and cash equivalents. This is a non-fundamental policy that can be changed by the Funds upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of additional risks that may affect the value of Fund shares.


DERIVATIVES RISK (ALL FUNDS) - The Funds' use of equity derivatives to pursue their respective investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EQUITY RISK (ALL FUNDS) - The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as in equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of each of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of each Fund's equity securities and equity derivatives may fluctuate drastically from day-to-day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for investors who can bear the risk of short-term principal fluctuations, which at times may be significant.


FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds

30                                                             [GRAPHIC OMITTED]

will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

o There may be an imperfect correlation between the changes in market value of the securities held by the Funds and the prices of futures and options on futures.

o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

[GRAPHIC OMITTED]                                                  PROSPECTUS 31


NON-DIVERSIFICATION RISK (RYDEX RUSSELL TOP 50 ETF) - Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (RYDEX S&P MIDCAP 400 PURE VALUE, RYDEX S&P MIDCAP 400 PURE GROWTH, RYDEX S&P SMALLCAP 600 PURE VALUE AND RYDEX S&P SMALLCAP 600 PURE GROWTH ETFS) - Small- and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective Underlying Index on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their Underlying Indices, rounding of share prices, changes to the Underlying Indices, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").

32                                                             [GRAPHIC OMITTED]

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

For more information on how to buy and sell shares of the Funds, call Rydex shareholder services at 800.820.0888 or 301.296.5100 or visit www.rydexinvestments.com.

BUYING AND SELLING SHARES

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

Shares may be acquired and redeemed from the Funds only in Creation Units of 50,000 shares, or multiples thereof, as discussed in the "Creations and Redemptions" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or "street name" through your brokerage account.

[GRAPHIC OMITTED]                                                  PROSPECTUS 33

--------------------------------------------------------------------------------
CALCULATING NAV

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern Time).

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. Because a Fund invests substantially all of its assets in the component securities included within its Underlying Index, and these securities are selected for their market size, liquidity and industry group representation, it is expected that there would be limited circumstances in which a Fund would use fair value pricing - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV. If a Fund uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.


--------------------------------------------------------------------------------
SHARE TRADING PRICES


The trading prices of a Fund's shares listed on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.


CREATIONS AND REDEMPTIONS

The shares of each Fund that trade on the Exchange are "created" at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or more. A "creator" enters into an authorized

34                                                             [GRAPHIC OMITTED]

participant agreement (a "Participant Agreement") with Rydex Distributors, Inc., the Funds' distributor (the "Distributor"), and deposits into a Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).


Similarly, shares can only be redeemed in Creation Units, generally 50,000 shares, principally in-kind for a portfolio of securities held by a Fund and a specified amount of cash together totaling the NAV of the Creation Unit(s). Shares are not redeemable from a Fund except when aggregated in Creation Units. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form prescribed in the Participant Agreement.


Creations and redemptions must be made through an authorized firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC Participant, and in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Additional information about the procedures for the creation and redemption of Creation Units can be found in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (in contrast to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

TRANSACTION FEES

Each Fund will impose a Creation Transaction Fee and a Redemption Transaction Fee to offset the Fund's transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The Creation and Redemption Transaction Fees for creations and redemptions are as follows:

[GRAPHIC OMITTED]                                                  PROSPECTUS 35


                                                                   CREATION AND
                                                                     REDEMPTION
FUND                                                           TRANSACTION FEES
-------------------------------------------------------------------------------
RYDEX S&P EQUAL WEIGHT ETF                                               $2,000
RYDEX RUSSELL TOP 50 ETF                                                 $  500
RYDEX S&P 500 PURE VALUE ETF                                             $1,000
RYDEX S&P 500 PURE GROWTH ETF                                            $1,000
RYDEX S&P MIDCAP 400 PURE VALUE ETF                                      $  750
RYDEX S&P MIDCAP 400 PURE GROWTH ETF                                     $  750
RYDEX S&P SMALLCAP 600 PURE VALUE ETF                                    $1,000
RYDEX S&P SMALLCAP 600 PURE GROWTH ETF                                   $1,000


An additional charge of up to four (4) times the fixed transaction fee may be imposed on purchases or redemptions outside the NSCC's usual clearing process or for cash. Investors who use the services of a broker or other such intermediary may pay additional fees for these services.


The chart below shows the anticipated approximate value of one Creation Unit for the Funds as of the date of this Prospectus.

                                                                    ANTICIPATED
                                                                   VALUE OF ONE
FUND                                                              CREATION UNIT
-------------------------------------------------------------------------------
RYDEX S&P EQUAL WEIGHT ETF                                           $2,368,500
RYDEX RUSSELL TOP 50 ETF                                             $5,391,000
RYDEX S&P 500 PURE VALUE ETF                                         $1,690,000
RYDEX S&P 500 PURE GROWTH ETF                                        $1,793,000
RYDEX S&P MIDCAP 400 PURE VALUE ETF                                  $1,730,500
RYDEX S&P MIDCAP 400 PURE GROWTH ETF                                 $2,586,500
RYDEX S&P SMALLCAP 600 PURE VALUE ETF                                $2,091,500
RYDEX S&P SMALLCAP 600 PURE GROWTH ETF                               $2,022,000


More information on the creation and redemption process is included in the SAI.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust's Board of Trustees determined to not adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds' shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant

36                                                             [GRAPHIC OMITTED]

to the terms of a Participant Agreement between the authorized participant and the Distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund's portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds' transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------


The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2008. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

[GRAPHIC OMITTED]                                                  PROSPECTUS 37

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

o Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS


Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to

38                                                             [GRAPHIC OMITTED]

such shares. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.


STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser's aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer's basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

[GRAPHIC OMITTED]                                                  PROSPECTUS 39

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments, the Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended October 31, 2006, based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
RYDEX S&P EQUAL WEIGHT ETF                                                 0.40%
RYDEX RUSSELL TOP 50 ETF                                                   0.20%
RYDEX S&P 500 PURE VALUE ETF                                               0.35%
RYDEX S&P 500 PURE GROWTH ETF                                              0.35%
RYDEX S&P MIDCAP 400 PURE VALUE ETF                                        0.35%
RYDEX S&P MIDCAP 400 PURE GROWTH ETF                                       0.35%
RYDEX S&P SMALLCAP 600 PURE VALUE ETF                                      0.35%
RYDEX S&P SMALLCAP 600 PURE GROWTH ETF                                     0.35%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' October 31, 2006 Annual Report to Shareholders, which covers the period November 1, 2005 to October 31, 2006.

40                                                             [GRAPHIC OMITTED]

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), has five investment professionals overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

[GRAPHIC OMITTED]                                                  PROSPECTUS 41

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds, which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

42                                                             [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information below for the fiscal year ended October 31, 2006 has been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm, whose report is included in the Trust's Annual Report along with the Trust's financial statements.

For the fiscal years ended October 31, 2003 through October 31, 2005 for the Rydex S&P Equal Weight ETF and for the fiscal year ended October 31, 2005 for the Rydex Russell Top 50 ETF the financial highlights were audited by another independent registered public accounting firm.

                                                                              RYDEX S&P EQUAL WEIGHT ETF
                                                             ------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                                                          APRIL 24, 2003*
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED            THROUGH
                                                             OCTOBER 31,    OCTOBER 31,    OCTOBER 31,        OCTOBER 31,
                                                                 2006(1)        2005(1)        2004(1)            2003(1)
                                                             -----------    -----------    -----------    ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD ...................   $     39.68    $     35.70    $     31.61    $         25.26
                                                             -----------    -----------    -----------    ---------------
Net Investment Income** ..................................          0.52           0.43           0.37               0.18
Net Realized and Unrealized Gain on Investments ..........          6.36           3.95           4.08               6.33
                                                             -----------    -----------    -----------    ---------------
TOTAL FROM INVESTMENT OPERATIONS .........................          6.88           4.38           4.45               6.51
                                                             -----------    -----------    -----------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ....................................         (0.50)         (0.40)         (0.36)             (0.16)
                                                             -----------    -----------    -----------    ---------------
NET ASSET VALUE AT END OF PERIOD .........................   $     46.06    $     39.68    $     35.70    $         31.61
                                                             ===========    ===========    ===========    ===============
TOTAL RETURN*** ..........................................         17.42%         12.29%         14.11%             25.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted) ..............   $ 1,759,797    $ 1,071,410    $   485,636    $       177,135
RATIO TO AVERAGE NET ASSETS OF:
Expenses .................................................          0.40%          0.40%          0.40%              0.40%****
Net Investment Income ....................................          1.21%          1.11%          1.09%              1.13%****
Portfolio Turnover Rate+ .................................            16%            22%            55%                42%

See Notes to Financial Statements.

[GRAPHIC OMITTED]                                                  PROSPECTUS 43

   *  THE FUND COMMENCED OPERATIONS ON APRIL 24, 2003.

  **  BASED ON AVERAGE SHARES OUTSTANDING.

 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

****  ANNUALIZED.

 (1) ALL PER SHARE INFORMATION REPRESENTING DATA PRIOR TO APRIL 26, 2006 HAS BEEN ADJUSTED FOR THE EFFECT OF A 4 FOR 1 STOCK SPLIT WHICH OCCURRED ON APRIL 26, 2006.

   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

See Notes to Financial Statements.

44                                                             [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                   RYDEX RUSSELL TOP 50 ETF
                                                             ------------------------------------
                                                                                   FOR THE PERIOD
                                                                                     MAY 4, 2005*
                                                                   YEAR ENDED             THROUGH
                                                             OCTOBER 31, 2006    OCTOBER 31, 2005
                                                             ----------------    ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD ...................   $          91.39    $          91.51
                                                             ----------------    ----------------
Net Investment Income** ..................................               1.92                0.79
Net Realized and Unrealized Gain/Loss on Investments .....              12.71               (0.46)
                                                             ----------------    ----------------
TOTAL FROM INVESTMENT OPERATIONS .........................              14.63                0.33
                                                             ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ....................................              (1.87)              (0.45)
                                                             ----------------    ----------------
NET ASSET VALUE AT END OF PERIOD .........................   $         104.15    $          91.39
                                                             ================    ================
TOTAL RETURN*** ..........................................              16.18%               0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted) ..............   $        364,541    $        137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses .................................................               0.20%               0.20%****
Net Investment Income ....................................               1.98%               1.74%****
Portfolio Turnover Rate+ .................................                  7%                  1%

   *  THE FUND COMMENCED OPERATIONS ON MAY 4, 2005.

  **  BASED ON AVERAGE SHARES OUTSTANDING.

 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

****  ANNUALIZED.

   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

See Notes to Financial Statements.

[GRAPHIC OMITTED]                                                  PROSPECTUS 45

                                                                                                                RYDEX S&P
                                                                RYDEX S&P 500         RYDEX S&P 500            MIDCAP 400
                                                               PURE VALUE ETF       PURE GROWTH ETF        PURE VALUE ETF
                                                             ----------------      ----------------      ----------------
                                                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                               MARCH 1, 2006*        MARCH 1, 2006*        MARCH 1, 2006*
                                                                      THROUGH               THROUGH               THROUGH
                                                             OCTOBER 31, 2006      OCTOBER 31, 2006      OCTOBER 31, 2006
                                                             ----------------      ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD ...................   $          29.87      $          34.42      $          31.53
                                                             ----------------      ----------------      ----------------
Net Investment Income** ..................................               0.49                  0.11                  0.44
Net Realized and Unrealized Gain on Investments ..........               2.58                  0.84                  1.60
                                                             ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS .........................               3.07                  0.95                  2.04
                                                             ----------------      ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ....................................              (0.28)                (0.07)                (0.30)
                                                             ----------------      ----------------      ----------------
NET ASSET VALUE AT END OF PERIOD .........................   $          32.66      $          35.30      $          33.27
                                                             ================      ================      ================
TOTAL RETURN*** ..........................................              10.27%                 2.77%                 6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted) ..............   $         21,232      $         17,649      $         14,973
RATIO TO AVERAGE NET ASSETS OF:
Expenses .................................................               0.35%****             0.35%****             0.35%****
Net Investment Income ....................................               2.37%****             0.48%****             2.07%****
Portfolio Turnover Rate+ .................................                  4%                    7%                    4%

   *  THE FUND COMMENCED OPERATIONS ON MARCH 1, 2006.

  **  BASED ON AVERAGE SHARES OUTSTANDING.

 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

****  ANNUALIZED.

   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

See Notes to Financial Statements.

46                                                             [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                    RYDEX S&P             RYDEX S&P             RYDEX S&P
                                                                   MIDCAP 400          SMALLCAP 600          SMALLCAP 600
                                                              PURE GROWTH ETF        PURE VALUE ETF       PURE GROWTH ETF
                                                             ----------------      ----------------      ----------------
                                                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                               MARCH 1, 2006*        MARCH 1, 2006*        MARCH 1, 2006*
                                                                      THROUGH               THROUGH               THROUGH
                                                             OCTOBER 31, 2006      OCTOBER 31, 2006      OCTOBER 31, 2006
                                                             ----------------      ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD ...................   $          52.62      $          38.45      $          39.31
                                                             ----------------      ----------------      ----------------
Net Investment Income (Loss)** ...........................               0.02                  0.37                 (0.01)
Net Realized and Unrealized Gain (Loss) on Investments ...              (2.53)                 1.62                 (0.20)
                                                             ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS .........................              (2.51)                 1.99                 (0.21)
                                                             ----------------      ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ....................................              (0.01)                (0.31)                   --
                                                             ----------------      ----------------      ----------------
NET ASSET VALUE AT END OF PERIOD .........................   $          50.10      $          40.13      $          39.10
                                                             ================      ================      ================
TOTAL RETURN*** ..........................................              (4.76)%                 5.19%               (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted) ..............   $         22,547      $          6,019      $          7,820
RATIO TO AVERAGE NET ASSETS OF:
Expenses .................................................               0.35%****             0.35%****             0.35%****
Net Investment Income (Loss) .............................               0.07%****             1.46%****            -0.04%****
Portfolio Turnover Rate+ .................................                 14%                    7%                   14%

   *  THE FUND COMMENCED OPERATIONS ON MARCH 1, 2006.

  **  BASED ON AVERAGE SHARES OUTSTANDING.

 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

****  ANNUALIZED.

   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

See Notes to Financial Statements.

[GRAPHIC OMITTED]                                                  PROSPECTUS 47

UNDERLYING INDEX INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S


The S&P Equal Weight Index is comprised of the same constituent securities as the S&P 500(R) Index, and is compiled by Standard & Poor's. Unlike the S&P 500(R) Index, where each stock's weight on the index is proportionate to its market value (stock price times number of shares outstanding), each stock in the S&P Equal Weight Index has the same target weighting.


The S&P/Citigroup Pure Growth and Value series of indices are multifactor style series that focus on a narrower group of S&P 500, S&P MidCap 400, and S&P SmallCap 600 companies exhibiting strong growth or strong value characteristics. The companies included in the S&P/Citigroup Pure Growth and Value series of indices are weighted according to their respective growth and style scores.

Standard & Poor's does not sponsor, endorse, sell or promote the Funds and makes no representation or warranty, implied or express, and expressly disclaims any such warranty, to the investors in the Funds, or any member of the public, regarding:

      o     the advisability of investing in the Funds;

      o     the ability of the Indices to track stock market performance;

      o the accuracy and/or completeness of the Indices or any information contained therein;

      o the results to be obtained by the Funds, the investors of the Funds, or any person or entity from the use of the Indices or data included therein; and

      o the merchantability or fitness for a particular purpose for use with respect to the Indices or any data included therein.

Further, Standard & Poor's does not:

      o recommend that any person invest in the Funds or any other securities;

      o have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

      o have any responsibility or liability for the administration, management or marketing of the Funds;

      o consider the needs of the Funds or the investors of the Funds in determining, composing or calculating the Index or have any obligation to do so;

      o have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the Index or the related data; or

      o have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if Standard & Poor's knows that they might occur.

48                                                             [GRAPHIC OMITTED]

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by Rydex Investments.

FRANK RUSSELL COMPANY ("RUSSELL")

The Russell Top 50(TM) Index is made up of the 50 largest capitalization stocks as represented in the Russell 3000(R) universe. It offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market. The starting universe for the Russell 3000(R) Index, all U.S. exchange and NASDAQ listed companies, is ranked by decreasing total market capitalization.

The Rydex Russell Top 50 ETF is not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Russell Top 50(TM) Index to track general stock market performance or a segment of the same. Russell's publication of the Russell Top 50(TM) Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Top 50(TM) Index is based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell Top 50(TM) Index which is determined, composed and calculated by Russell without regard to the Trust or the Fund. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Top 50(TM) Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Fund.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL TOP 50(TM) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE

[GRAPHIC OMITTED]                                                  PROSPECTUS 49

USE OF THE RUSSELL TOP 50(TM) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL TOP 50(TM) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

More information about Standard & Poor's and Russell is located in the SAI under the heading "Index Publisher."

50                                                             [GRAPHIC OMITTED]

SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------

I. PREMIUM/DISCOUNT INFORMATION


The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's net asset value. Net asset value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.


Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.


The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund, except the Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF, is for the year ended December 31, 2006. The information shown for the Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF reflects the period since each Fund's inception.


Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

[GRAPHIC OMITTED]                                                  PROSPECTUS 51


                                                             PERCENTAGE
                             NUMBER OF DAYS                 OF TOTAL DAYS
--------------------------------------------------------------------------------
PREMIUM/               RYDEX S&P                     RYDEX S&P
DISCOUNT             EQUAL WEIGHT   RYDEX RUSSELL   EQUAL WEIGHT   RYDEX RUSSELL
RANGE                    ETF          TOP 50 ETF         ETF         TOP 50 ETF
--------------------------------------------------------------------------------
GREATER
THAN 0.5%                 89              65             9.58%         15.08%
BETWEEN 0.25%
AND 0.5%                  56              48             6.03%         11.14%
BETWEEN 0.25%
AND 0%                   305             107            32.83%         24.83%
BETWEEN 0%
AND -0.25%               301              89            32.40%         20.65%
LESS THAN -0.25%         178             122            19.16%         28.31%
--------------------------------------------------------------------------------
TOTAL                    929             431           100.00%        100.00%

                                                             PERCENTAGE
                             NUMBER OF DAYS                 OF TOTAL DAYS
--------------------------------------------------------------------------------
                         RYDEX          RYDEX          RYDEX           RYDEX
PREMIUM/                S&P 500        S&P 500        S&P 500         S&P 500
DISCOUNT              PURE VALUE     PURE GROWTH     PURE VALUE     PURE GROWTH
RANGE                    ETF*            ETF*            ETF*          ETF*
--------------------------------------------------------------------------------
GREATER
THAN 0.5%                 38              42            17.92%         19.91%
BETWEEN 0.25%
AND 0.5%                  19              23             8.96%         10.90%
BETWEEN 0.25%
AND 0%                    51              44            24.06%         20.85%
BETWEEN 0%
AND -0.25%                47              35            22.17%         16.59%
LESS THAN -0.25%          57              67            26.89%         31.75%
--------------------------------------------------------------------------------
TOTAL                    212             211           100.00%        100.00%

* THE RYDEX S&P 500 PURE VALUE ETF AND THE RYDEX S&P 500 PURE GROWTH ETF COMMENCED OPERATIONS ON MARCH 1, 2006.

52                                                             [GRAPHIC OMITTED]

                                                             PERCENTAGE
                             NUMBER OF DAYS                 OF TOTAL DAYS
--------------------------------------------------------------------------------
                      RYDEX S&P       RYDEX S&P      RYDEX S&P       RYDEX S&P
PREMIUM/              MIDCAP 400      MIDCAP 400     MIDCAP 400     MIDCAP 400
DISCOUNT              PURE VALUE     PURE GROWTH     PURE VALUE     PURE GROWTH
RANGE                    ETF*           ETF*            ETF*            ETF*
--------------------------------------------------------------------------------
GREATER
THAN 0.5%                 39              45            20.10%         25.86%
BETWEEN 0.25%
AND 0.5%                  20               7            10.31%          4.02%
BETWEEN 0.25%
AND 0%                    26              27            13.40%         15.52%
BETWEEN 0%
AND -0.25%                33              30            17.01%         17.24%
LESS THAN -0.25%          76              65            39.18%         37.36%
--------------------------------------------------------------------------------
TOTAL                    194             174           100.00%        100.00%

* THE RYDEX S&P MIDCAP 400 PURE VALUE ETF AND THE RYDEX S&P MIDCAP 400 PURE GROWTH ETF COMMENCED OPERATIONS ON MARCH 1, 2006.

                                                             PERCENTAGE
                             NUMBER OF DAYS                 OF TOTAL DAYS
--------------------------------------------------------------------------------
                      RYDEX S&P       RYDEX S&P       RYDEX S&P      RYDEX S&P
PREMIUM/             SMALLCAP 600    SMALLCAP 600   SMALLCAP 600   SMALLCAP 600
DISCOUNT              PURE VALUE     PURE GROWTH     PURE VALUE     PURE GROWTH
RANGE                    ETF*           ETF*            ETF*           ETF*
--------------------------------------------------------------------------------
GREATER
THAN 0.5%                 58              45            29.15%         26.95%
BETWEEN 0.25%
AND 0.5%                  12              12             6.03%          7.19%
BETWEEN 0.25%
AND 0%                    16              12             8.04%          7.19%
BETWEEN 0%
AND -0.25%                30              27            15.08%         16.17%
LESS THAN -0.25%          83              71            41.71%         42.51%
--------------------------------------------------------------------------------
TOTAL                    199             167           100.00%        100.00%

* THE RYDEX S&P SMALLCAP 600 PURE VALUE ETF AND THE RYDEX S&P MIDCAP 400 PURE GROWTH ETF COMMENCED OPERATIONS ON MARCH 1, 2006.

[GRAPHIC OMITTED]                                                  PROSPECTUS 53

II. TOTAL RETURN INFORMATION


The following table presents information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for the Funds is for the period ended October 31, 2006.


"Average annual total returns" represent the average annual change in value of an investment over the period indicated. Each Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the Market Price per share of a Fund. Since a Fund's shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.


                                                               CUMULATIVE
            AVERAGE ANNUAL TOTAL RETURNS                      TOTAL RETURNS
--------------------------------------------------------------------------------
       YEAR ENDED                   INCEPTION                   INCEPTION
        10/31/06                   TO 10/31/06                 TO 10/31/06
--------------------------------------------------------------------------------
                          RYDEX S&P EQUAL WEIGHT ETF(1)
--------------------------------------------------------------------------------
                    S&P                         S&P                          S&P
                   Equal                       Equal                       Equal
                  Weight                      Weight                      Weight
  NAV    Market    Index      NAV    Market    Index      NAV    Market    Index
--------------------------------------------------------------------------------
17.42%   17.71%   17.94%    19.84%   19.86%   20.33%    89.18%   89.31%   87.02%
--------------------------------------------------------------------------------

54                                                             [GRAPHIC OMITTED]

                                                                                               CUMULATIVE
                          AVERAGE ANNUAL TOTAL RETURNS                                        TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------------
           YEAR ENDED                               INCEPTION                                   INCEPTION
            10/31/06                               TO 10/31/06                                 TO 10/31/06
-------------------------------------------------------------------------------------------------------------------------
                                           RYDEX RUSSELL TOP 50 ETF 2
-------------------------------------------------------------------------------------------------------------------------
                       Russell                                          Russell                                Russell
                      Top 50(TM)                                      Top 50(TM)                             Top 50(TM)
  NAV     Market       Index           NAV            Market            Index          NAV       Market        Index
-------------------------------------------------------------------------------------------------------------------------
16.18%    16.10%       16.52%         10.85%          10.76%           11.10%         16.60%     16.52%        17.66%
-------------------------------------------------------------------------------------------------------------------------

                                        RYDEX S&P 500 PURE VALUE ETF 3
-------------------------------------------------------------------------------------------------------------------------
                        S&P                                              S&P                                    S&P
                        500/                                            500/                                    500/
                     Citigroup                                        Citigroup                              Citigroup
                        Pure                                            Pure                                    Pure
                       Value                                            Value                                  Value
  NAV     Market       Index           NAV            Market            Index          NAV       Market        Index
-------------------------------------------------------------------------------------------------------------------------
10.27%    10.36%       10.53%         10.27%          10.36%           10.53%         10.27%     10.36%        10.53%
-------------------------------------------------------------------------------------------------------------------------

                                        RYDEX S&P 500 PURE GROWTH ETF 4
-------------------------------------------------------------------------------------------------------------------------
                        S&P                                              S&P                                    S&P
                        500/                                            500/                                    500/
                     Citigroup                                        Citigroup                              Citigroup
                        Pure                                            Pure                                    Pure
                       Growth                                          Growth                                  Growth
  NAV     Market       Index           NAV            Market            Index          NAV       Market        Index
-------------------------------------------------------------------------------------------------------------------------
 2.77%    2.48%        3.04%          2.77%            2.48%            3.04%         2.77%      2.48%         3.04%
-------------------------------------------------------------------------------------------------------------------------

                                     RYDEX S&P MIDCAP 400 PURE VALUE ETF 5
-------------------------------------------------------------------------------------------------------------------------
                        S&P                                              S&P                                    S&P
                       MidCap                                          MidCap                                  MidCap
                        400/                                            400/                                    400/
                     Citigroup                                        Citigroup                              Citigroup
                        Pure                                            Pure                                    Pure
                       Value                                            Value                                  Value
  NAV     Market       Index           NAV            Market            Index          NAV       Market        Index
-------------------------------------------------------------------------------------------------------------------------
 6.48%    6.37%        6.74%          6.48%            6.37%            6.74%         6.48%      6.37%         6.74%
-------------------------------------------------------------------------------------------------------------------------

                                   RYDEX S&P MIDCAP 400 PURE GROWTH ETF 6
-------------------------------------------------------------------------------------------------------------------------
                        S&P                                              S&P                                    S&P
                       MidCap                                          MidCap                                  MidCap
                        400/                                            400/                                    400/
                     Citigroup                                        Citigroup                              Citigroup
                        Pure                                            Pure                                    Pure
                       Growth                                          Growth                                  Growth
  NAV     Market       Index           NAV            Market            Index          NAV       Market        Index
-------------------------------------------------------------------------------------------------------------------------
-4.76%%   -4.92%       -4.58%         -4.76%          -4.92%           -4.58%         -4.76%     -4.92%        -4.58%
-------------------------------------------------------------------------------------------------------------------------

[GRAPHIC OMITTED]                                                  PROSPECTUS 55

                                                                                               CUMULATIVE
                          AVERAGE ANNUAL TOTAL RETURNS                                        TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------------
           YEAR ENDED                               INCEPTION                                   INCEPTION
           10/31/06                                TO 10/31/06                                 TO 10/31/06
-------------------------------------------------------------------------------------------------------------------------
                                        RYDEX S&P SMALLCAP 600 PURE VALUE ETF 7
-------------------------------------------------------------------------------------------------------------------------
                        S&P                                             S&P                                   S&P
                      SmallCap                                        SmallCap                              SmallCap
                        600/                                            600/                                  600/
                     Citigroup                                        Citigroup                             Citigroup
                        Pure                                            Pure                                  Pure
                       Value                                           Value                                 Value
  NAV     Market       Index            NAV           Market           Index            NAV      Market      Index
-------------------------------------------------------------------------------------------------------------------------
 5.19%     5.31%       5.38%           5.19%           5.31%           5.38%           5.19%      5.31%      5.38%
-------------------------------------------------------------------------------------------------------------------------

                                     RYDEX S&P SMALLCAP 600 PURE GROWTH ETF 8
-------------------------------------------------------------------------------------------------------------------------
                        S&P                                             S&P                                   S&P
                      SmallCap                                        SmallCap                              SmallCap
                        600/                                            600/                                  600/
                     Citigroup                                        Citigroup                             Citigroup
                        Pure                                            Pure                                  Pure
                       Growth                                          Growth                                Growth
  NAV     Market       Index            NAV           Market            Index            NAV      Market      Index
-------------------------------------------------------------------------------------------------------------------------
-0.55%    -0.03%       -0.30%         -0.55%          -0.03%           -0.30%         -0.55%     -0.03%      -0.30%
-------------------------------------------------------------------------------------------------------------------------

1 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P EQUAL WEIGHT ETF (APRIL 24, 2003).

2 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX RUSSELL TOP 50 ETF (MAY 4, 2005).

3 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P 500 PURE VALUE ETF (MARCH 1, 2006).

4 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P 500 PURE GROWTH ETF (MARCH 1, 2006).

5 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P MIDCAP 400 PURE VALUE ETF (MARCH 1,
      2006).

6 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P MIDCAP 400 PURE GROWTH ETF (MARCH 1,
      2006).

7 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P SMALLCAP 600 PURE VALUE ETF (MARCH 1,
      2006).

8 TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P SMALLCAP 600 PURE GROWTH ETF (MARCH 1,
      2006).

56                                                             [GRAPHIC OMITTED]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Additional information about the Funds is included in the Trust's SAI dated March 1, 2007, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.


You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888, visiting the Rydex web site at www.rydexinvestments.com, or writing to Rydex ETF Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To request other information about the Funds or to make shareholder inquiries, please call 800-820-0888.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-21261

[GRAPHIC OMITTED]                                                  PROSPECTUS 57

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

58                                                             [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

[GRAPHIC OMITTED]                                                             59


RYDEX INVESTMENTS PRIVACY POLICIES
--------------------------------------------------------------------------------

RYDEX FUNDS, RYDEX GLOBAL ADVISORS, RYDEX DISTRIBUTORS, INC.,
RYDEX ADVISORY SERVICES AND RYDEX CAPITAL PARTNERS (COLLECTIVELY "RYDEX")

(NOT A PART OF THIS PROSPECTUS)

OUR COMMITMENT TO YOU

When you become a Rydex investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone--whether it is your personal information or the fact that you are a current or former Rydex client.

THE INFORMATION WE COLLECT ABOUT YOU

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex account application or when you request a transaction that involves the Rydex Funds or one of the Rydex affiliated companies. "Nonpublic personal information" is personally identifiable private information about you. For example, it includes information regarding your name and address, social security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (E.G., purchase and redemption history).

HOW WE HANDLE YOUR PERSONAL INFORMATION

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex. For example, if you ask to transfer assets from another financial institution to Rydex, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex investment products and services, we may share your information within the Rydex family of affiliated companies. This would include, for example, sharing your information within Rydex so we can make you aware of new Rydex funds or the services offered through another Rydex affiliated company. In certain instances, we may contract with nonaffiliated

                          (NOT PART OF THE PROSPECTUS)

60                                                             [GRAPHIC OMITTED]

companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

OPT OUT PROVISIONS

WE DO NOT SELL YOUR PERSONAL INFORMATION TO ANYONE. The law allows you to "opt out" of only certain kinds of information sharing with third parties. The Firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

HOW WE PROTECT PRIVACY ONLINE

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydexinvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex web site offers customized features that require our use of "HTTP cookies"--tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex web site. We do not use them to pull data from your hard drive, to learn your email address or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the Legal Information area on our web site for more details about web site security and privacy features.

HOW WE SAFEGUARD YOUR PERSONAL INFORMATION

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                       (NOT PART OF THE PROSPECTUS)

[GRAPHIC OMITTED]                                                             61

WE'LL KEEP YOU INFORMED

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydexinvestments.com. Should you have any questions regarding our Privacy Policy, contact us at
800.820.0888 or 301.296-5100.

                          (NOT PART OF THE PROSPECTUS)

                                [GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(TM)


           9601 Blackwell Road o Suite 500 o Rockville, MD 20850
           800.820.0888 o www.rydexinvestments.com

           ETF-PRO-0307X0308


                ------------------------------------------------

                   PLEASE SEE THE RYDEX FUNDS' PRIVACY POLICY
                             INSIDE THE BACK COVER.

                ------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                RYDEX ETF TRUST

                        9601 BLACKWELL ROAD, SUITE 500
                           ROCKVILLE, MARYLAND 20850
                         800.820.0888 OR 301.296.5100

                           WWW.RYDEXINVESTMENTS.COM

Rydex ETF Trust (the "Trust") is an investment company offering professionally managed investment portfolios. This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds"):


                           RYDEX S&P EQUAL WEIGHT ETF
                            RYDEX RUSSELL TOP 50 ETF
                          RYDEX S&P 500 PURE VALUE ETF
                          RYDEX S&P 500 PURE GROWTH ETF
                       RYDEX S&P MIDCAP 400 PURE VALUE ETF
                      RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                      RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                     RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectus, dated March 1, 2007. Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

                      The date of this SAI is March 1, 2007

                                TABLE OF CONTENTS


                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST .....................................      1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS ........................      1

MORE INFORMATION ABOUT THE UNDERLYING INDICES ...........................     12

INVESTMENT RESTRICTIONS .................................................     17

CONTINUOUS OFFERING .....................................................     18

EXCHANGE LISTING AND TRADING ............................................     19

PORTFOLIO TRANSACTIONS AND BROKERAGE ....................................     19

MANAGEMENT OF THE TRUST .................................................     23

PRINCIPAL HOLDERS OF SECURITIES .........................................     34

BOOK ENTRY ONLY SYSTEM ..................................................     37

CREATION AND REDEMPTION OF CREATION UNITS ...............................     38

DETERMINATION OF NET ASSET VALUE ........................................     45

DIVIDENDS, DISTRIBUTIONS, AND TAXES .....................................     45

OTHER INFORMATION .......................................................     49

INDEX PUBLISHERS ........................................................     50

COUNSEL .................................................................     51

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................     52

CUSTODIAN ...............................................................     52

FINANCIAL STATEMENTS ....................................................     52

APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES .....    A-1

GENERAL INFORMATION ABOUT THE TRUST


The Trust, an open-end management investment company, was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of one hundred and thirteen (113) investment portfolios, which include the Trust's nine (9) S&P Equal Weight Sector ETFs and its ninety-six (96) Inverse and Leveraged ETFs (which are described in separate SAIs) as well as the Funds. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF are listed and traded on the American Stock Exchange LLC (the "Exchange") and the shares of the Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF (the "Rydex S&P Pure Style ETFs") have been approved for listing and secondary trading on the Exchange, subject to notice of issuance. The shares of each Fund described in the Funds' Prospectus will trade on the Exchange at market prices that may be below, at, or above net asset value ("NAV") of such Fund.


Each Fund offers and issues shares at NAV only in aggregated lots of 50,000 shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for: (i) a basket of equity securities included in its Underlying Index, as defined below, (the "Deposit Securities"); and (ii) an amount of cash (the "Cash Component"). Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment.


The Trust reserves the right to offer an "all cash" option for creations and redemptions of Creation Units for any Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission ("SEC") requirements applicable to management investment companies offering redeemable securities. See the "Creation and Redemption of Creation Units" section for detailed information.


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL


Each Fund's investment objective is to replicate as closely as possible, before fees and expenses, the performance of its Underlying Index. Each Fund's investment objective is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. Additional information concerning each Fund's investment objective and principal investment strategies is contained in the Prospectus. Additional information concerning each Fund's Underlying Index is included below under the heading "More Information About the Underlying Indices."

The Funds seek to achieve their respective objectives by using a "replication" strategy to try to track their Underlying Indices. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio. The following information supplements, and should be read in conjunction with, the Prospectus.

Portfolio management is provided to the Funds by the Trust's investment adviser, PADCO Advisors II, Inc. (the "Advisor"). The Advisor, a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, operates under the name Rydex Investments. The investment strategies of the Funds discussed below and in the Prospectus may be used by the Funds if, in the opinion of the Advisor, these strategies will be advantageous to the Funds. The Funds are free to modify or eliminate their activity with respect to any of the following investment strategies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of the Funds' respective objectives.

BORROWING

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment is one form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the Underlying Index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Funds may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Funds may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options;

and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES

While none of the Funds anticipate doing so, each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the
Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased over-the-counter ("OTC") options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Funds may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

While none of the Funds anticipate doing so, each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments such as other ETFs, which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETFs may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER

Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Funds. In addition, a Fund's portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because each Fund's portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund's actual portfolio turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with financial institutions. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Fund, amounts to more than 15% of the Fund's net assets. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund. A Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

STOCK INDEX FUTURES CONTRACTS

The Funds may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).


SWAP AGREEMENTS
The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swap agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. No Fund will enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.



U.S. GOVERNMENT SECURITIES

The  Funds  may  make  short-term  investments  in U.S.  Government  securities.
Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, the Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Funds, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.


MORE INFORMATION ABOUT THE UNDERLYING INDICES

INDEX DESCRIPTION

The S&P Equal Weight Index, Russell Top 50(TM) Index, S&P 500/Citigroup Pure Value Index, S&P 500/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P SmallCap 600/Citigroup Pure Growth Index are the underlying indices of the Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF, respectively (each an "Underlying Index" and collectively, the "Underlying Indices").

The Rydex S&P Equal Weight ETF is comprised of the same constituent equity securities (stocks) as the S&P 500 Index (the "S&P 500") and the Rydex S&P Pure Style ETFs are comprised of the same constituent equity securities (stocks) as the S&P 500, S&P MidCap 400 Index and S&P SmallCap 600 Index. The S&P Equal Weight Index, S&P 500/Citigroup Pure Value Index, S&P 500/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P SmallCap 600/Citigroup Pure Growth Index are compiled by Standard & Poor's, a division of The McGraw Hill Company, Inc. ("Standard & Poor's"). The Russell Top 50(TM) Index is comprised of the 50 largest capitalization stocks as represented in the Russell 3000(R) Index. The Russell Top 50(TM) Index is compiled by the Frank Russell Company ("Russell").


The S&P Equal Weight Index is the equal-weight version of the widely regarded S&P 500, which is a measure of large-capitalization stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. Unlike the S&P 500, where each stock's weight in the index is proportionate to its market value (stock price times number of shares outstanding), each stock in the S&P Equal Weight Index will have the same target weighting as every other stock in that Underlying Index, which is fixed at a weight of .20% and rebalanced quarterly. The S&P 500/Citigroup Pure Value Index is comprised of those S&P 500 companies with the strongest value characteristics. The S&P 500/Citigroup Pure Growth Index contains only those S&P 500 companies with strong growth characteristics. The S&P MidCap 400 is a measure of mid-capitalization stocks of 400 mid-sized companies selected by Standard & Poor's and covers approximately 7% of the U.S. equities market. The S&P MidCap 400/Citigroup Pure Value Index contains only those S&P MidCap 400 companies with strong value characteristics. The S&P MidCap 400/Citigroup Pure Growth Index contains only those S&P MidCap 400 companies with strong growth characteristics. The S&P SmallCap 600 is a measure of small-capitalization stocks of 600 small companies selected by Standard & Poor's and covers approximately 3% of the U.S. equities market. The S&P SmallCap 600/Citigroup Pure Value Index contains only those S&P SmallCap 600 companies with strong value characteristics. The S&P SmallCap 600/Citigroup Pure Growth Index contains only those S&P SmallCap 600 companies with strong growth characteristics. Standard & Poor's also attempts to assure that the Underlying Indices reflect the full range and diversity of the U.S. economy. The Russell Top 50(TM) Index offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market.

S&P INDEX CALCULATION

S&P EQUAL WEIGHT INDEX. The S&P Equal Weight Index is calculated using the divisor method as used to calculate the S&P 500. The initial divisor is set so as to have a base index value of 1000 on September 30, 1989. The index value is simply the index market value divided by the index divisor.

         INDEX VALUE         = Index Market Value/Index Divisor              (1)

         INDEX MARKET VALUE  = 500(sigma)(Index Shares)(i) X (Price)(i)      (2)
                               i-->1

At the beginning of each quarterly rebalancing, Index Shares for each constituent are set so as to have each stock in the S&P Equal Weight Index have a weight of 20 basis points. Index Shares for all 500 constituents are calculated using Equation 3, with Weight = 0.02.

(INDEX SHARES)(i), AFTER REBALANCE  = Weight X 500(sigma)(Price)(i), rebalance
                                    date/(Price)(i), rebalance date          (3)
                                    i=>1

Several key features of this process should be noted:

o "INDEX SHARES" AND "INDEX MARKET VALUE" ARE ARTIFICIAL CONSTRUCTS: Index Shares shown in the equations here are artificial constructs bearing no relation to actual shares outstanding. These may be fractions, and might be less than 1. Therefore, the Index Market Value is also an artificial construct bearing no relation to the market of the S&P 500. These terms are used simply to show the resemblance between the calculation methodology of the equal weighted and capitalization weighted indices.

o ARITHMETIC MEAN, NOT GEOMETRIC MEAN: In between two rebalancing periods, the index return will be the arithmetic mean of the return of S&P 500 stocks. Therefore, the S&P Equal Weight Index is an arithmetic mean index. Since the arithmetic mean is always greater than the geometric mean, the S&P Equal Weight Index will always provide higher returns than a geometric mean based index.

o NOT ALWAYS EQUALLY WEIGHTED: In between two rebalancing periods, the S&P Equal Weight Index would usually not be equally weighted. Therefore, any return computation starting from a non-rebalancing date would not match the arithmetic average of returns of S&P 500 constituents between those two dates.

o QUARTERLY REBALANCING: Index rebalancing seeks to strike a balance between equal weighted representation of the S&P 500 universe, and the investability of the S&P Equal Weight Index. Based on historical simulation and market conventions, Standard & Poor's has arrived upon a quarterly rebalancing procedure for the S&P Equal Weight Index. The S&P Equal Weight Index will be rebalanced on the third Friday of the quarter-ending month, which coincides with triple witching of index futures, index options and stock options. This date will also coincide the conventional date for quarterly share adjustments of the S&P 500, and with the dates when the S&P/Citigroup Pure Style indices are rebalanced.

At rebalancing,  constituents will be assigned Index Shares as given in Equation
3. Also, in order to maintain index series continuity, it is necessary to adjust the divisor.

      (INDEX VALUE) BEFORE REBALANCE = (Index Value) after rebalance         (4)

Therefore,

      (DIVISOR) AFTER REBALANCE      = (Index Value) before rebalance
                                      x (Index Market Value) after rebalance (5)

S&P/CITIGROUP PURE STYLE INDICES. The S&P/Citigroup Pure Style Indices are calculated following the divisor-based methodology of the S&P Equal Weight Index.

      INDEX VALUE(t)        = Index Market Value(t)/Index Divisor(t)

      INDEX MARKET VALUE(t) = N(Sigma) IWF(x),(t) X (Index Shares)(x),(t)
                            X (PWF)x X (Price)(x),(t)
                            x-->1

WHERE,

IWF(x),(t) = INVESTABLE WEIGHT FACTOR OF STOCK X ON DATE (+)

N      = NUMBER OF STOCKS IN A S&P/CITIGROUP PURE STYLE INDEX ON DATE (+)

Essentially, the PWF (pure weight factor) term ensures that a S&P/Citigroup Pure Style Index weights each stock according to its style score.

Standard & Poor's will announce the constituents and their weights two to five days before rebalancing.

The PWF is set only once a year at rebalancing. Therefore, only at rebalancing will the stocks be weighted in exact proportion to their style scores. The weights of stocks in a pure style index between rebalancings will depend on their relative price performances.

Since pure style indices are score-weighted, weights of individual stocks should not be affected by corporate actions such as stock splits, spin-offs and rights offerings. Between rebalancings, the PWF might be adjusted to ensure there is no change in a stock's weight after such a corporate action (although in practical terms most of these PWF adjustments would not necessitate any action on the part of a portfolio manager).

S&P INDEX MAINTENANCE

Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on quarterly basis on the Friday near the end of the calendar year.

A company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group.

When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

Once a year, the float adjustments will be reviewed. Each company's financial statements will be used to update the major shareholders' ownership. However, any Investable Weight Factor ("IWF") changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action (I.E. privatization, merger, takeover, or share offering.)

Changes in the number of shares outstanding driven by corporate events, such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiration of futures contracts). Implementations of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September, and December. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on WWW.SPGLOBAL.COM.

RUSSELL INDEX CALCULATION


The securities in the Russell Indices (sometimes referred to as the "components") are reconstituted annually after the close on the last Friday in June to reflect changes in the marketplace. The Russell 3000(R) Index, includes the largest 3000 securities listed on any U.S. exchange ranked by decreasing total market capitalization. All U.S. incorporated companies listed on a U.S. exchange are considered for inclusion with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Although only one class of security is allowed into the indices, all common classes are combined to determine total market capitalization and available float. Tracking stocks are considered individually for membership. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, closed-end investment companies, limited partnerships, and foreign stocks including American Depositary Receipts ("ADRs"). After component selection, stocks are weighted by their available market capitalization.


RUSSELL INDEX MAINTENANCE

The Russell Top 50(TM) Index will be reconstituted annually. Securities that leave the Russell Top 50(TM) Index, between reconstitution dates, for any reason (I.E., mergers, acquisitions, or other similar corporate activity) are not replaced. Thus, the number of securities in the Russell Top 50(TM) Index over the year will fluctuate according to corporate activity.

When a stock is acquired, delisted, reincorporated outside of the U.S. or moves to the pink sheets on OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place within the Russell Top 50(TM) Index, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the Russell Top 50(TM) Index. The only additions between reconstitution dates are as a result of spin-offs and eligible initial public offerings ("IPOs").

Maintaining the Russell Top 50(TM) Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant changes to outstanding share capital changes are made at month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments will be made at the open of the ex-date using previous day closing prices.

COMMENCEMENT DATES OF THE UNDERLYING INDICES


The S&P Equal Weight Index and the Russell Top 50(TM) Index commenced operations on January 8, 2003 and April 14, 2005, respectively. The S&P 500/Citigroup Pure Value Index, S&P 500/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P SmallCap 600/Citigroup Pure Growth Index commenced operations on September 15, 2005.

INDEX AVAILABILITY

Each Underlying Index is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that a Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.    Invest in warrants.

2.    Invest in real estate limited partnerships.

3.    Invest in mineral leases.

4. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


5. Change its investment strategy to invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitations in 4 and 5 above that are specifically based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 2 above, under the heading "Fundamental Policies of the Funds." With respect to borrowings in accordance with the limitations set forth in paragraph 2, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.


CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters," but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of the Rydex S&P Equal Weight ETF and the Rydex Russell Top 50 ETF are listed and traded on the Exchange. The shares of the Rydex S&P Pure Style ETFs are approved for listing and trading on the Exchange, subject to notice of issuance. The shares of each Fund will trade on the Exchange at prices that may differ to some degree from a Fund's NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker's commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE


BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended October 31, 2006, October 31, 2005 and October 31, 2004, the Funds paid the following aggregate brokerage commissions:

                                               AGGREGATE            AGGREGATE            AGGREGATE
                                               BROKERAGE            BROKERAGE            BROKERAGE
                                FUND          COMMISSIONS          COMMISSIONS          COMMISSIONS
                              INCEPTION    DURING THE FISCAL    DURING THE FISCAL    DURING THE FISCAL
        FUND NAME               DATE        YEAR ENDED 2006      YEAR ENDED 2005      YEAR ENDED 2004
-------------------------------------------------------------------------------------------------------
Rydex S&P Equal Weight ETF    04/24/03         $ 321,939            $121,495               $83,000

 Rydex Russell Top 50 ETF     05/04/05         $  11,454            $  1,486*                 **

 Rydex S&P 500 Pure Value
           ETF                03/01/06         $     969***            **                     **

Rydex S&P 500 Pure Growth
           ETF                03/01/06         $     580***            **                     **

Rydex S&P MidCap 400 Pure
        Value ETF             03/01/06         $     412***            **                     **

Rydex S&P MidCap 400 Pure
        Growth ETF            03/01/06         $   1,642***            **                     **

  Rydex S&P SmallCap 600
      Pure Value ETF          03/01/06         $     722***            **                     **

  Rydex S&P SmallCap 600
     Pure Growth ETF          03/01/06         $     893***            **                     **

*     From commencement of operations on May 4, 2005.

**    The Fund was not in operation for the period indicated.

***   From commencement of operations on March 1, 2006.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of increases or decreases in the Funds' assets over those periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended, permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended October 31, 2006, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor.


BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and the Funds expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board, including those who are not "interested persons" of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.


For the fiscal years ended October 31, 2006, October 31, 2005 and October 31 2004, the Funds did not pay any brokerage commissions to the Distributor.

SECURITIES OF "REGULAR BROKER-DEALERS." Each Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of October 31, 2006, the Rydex S&P Pure Style ETFs (except for the Rydex S&P 500 Pure Value
ETF) did not hold any securities of the Trust's "regular brokers or dealers." As of October 31, 2006, the Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF and Rydex S&P 500 Pure Value ETF held the following securities of the Trust's "regular brokers or dealers:"

                                                                             MARKET
         FUND NAME                            ISSUER                   VALUE OF INVESTMENT
-------------------------------------------------------------------------------------------
Rydex S&P Equal Weight ETF      Goldman Sachs & Co., Inc.                  $3,952,187

                                Merrill Lynch & Co., Inc.                  $3,836,689

                                Bear Stearns Cos., Inc.                    $3,678,864

                                Lehman Brothers Holdings, Inc.             $3,644,391

                                State Street Bank and Trust Company        $3,392,436

                                The Bank of New York Co., Inc.             $3,322,410

Rydex Russell Top 50 ETF        Merrill Lynch & Co., Inc.                  $4,888,022

                                Goldman Sachs & Co., Inc.                  $4,096,237

Rydex S&P 500 Pure Value ETF    Bear Stearns Cos., Inc.                    $   70,832

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. For the fiscal years ended October 31, 2006 and October 31, 2005, the portfolio turnover rates for each Fund was as follows:

                                                             PORTFOLIO TURNOVER RATE
                                          ---------------------------------------------------------------
                FUND                                  2006                            2005
---------------------------------------------------------------------------------------------------------
Rydex S&P Equal Weight ETF                            16%                              22%

Rydex Russell Top 50 ETF                               7%                               1%*

Rydex S&P 500 Pure Value ETF                           4%**                            ***

Rydex S&P 500 Pure Growth ETF                          7%**                            ***

Rydex S&P MidCap 400 Pure Value ETF                    4%**                            ***

                                                             PORTFOLIO TURNOVER RATE
                                          ---------------------------------------------------------------
                FUND                                  2006                            2005
---------------------------------------------------------------------------------------------------------
Rydex S&P MidCap 400 Pure Growth ETF                  14%**                           ***

Rydex S&P SmallCap 600 Pure Value ETF                  7%**                           ***

Rydex S&P SmallCap 600 Pure Growth ETF                14%**                           ***

*     From commencement of operations on May 4, 2005.

**    From commencement of operations on March 1, 2006.

***   Not in operation for the period indicated.


MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

---------------------------------- ------------------------ ---------------------------------------------------------- -------------
                   POSITION(S)
                    HELD WITH                                                       NUMBER OF
                    THE TRUST,                                                     PORTFOLIOS IN
                     TERM OF                                                           FUND
  NAME, ADDRESS     OFFICE AND                                                       COMPLEX
    AND AGE OF      LENGTH OF               PRINCIPAL OCCUPATION(S)                  OVERSEEN BY         OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER   TIME SERVED                DURING PAST 5 YEARS                  TRUSTEE/OFFICER          HELD BY TRUSTEE
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
------------------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
Michael P. Byrum    Trustee and        President and Chief Investment                   113          Trustee of Rydex
(36)                Secretary from     Officer of Rydex Investments from                             Series Funds (which
                    2005 to            2004 to present; President of Rydex                           currently consists of
                    present.           Capital Partners I, LLC and Rydex                             57 funds); Rydex
                                       Capital Partners II, LLC from 2003 to                         Dynamic Funds
                                       present; Chief Operating Officer and                          (which currently
                                        Executive Vice President of PADCO                            consists of 14 funds)
                                       Advisors, Inc. (Chief Operating                               and; Rydex Variable
                                       Officer from 2003 to present and                              Trust (which currently
                                       Executive Vice President from 1993                            consists of 60 funds).
                                       to present); Chief Operating Officer
                                       and Executive Vice President of
                                       Rydex Distributors, Inc. (Chief
                                       Operating Officer from 2003 to
                                       present and Executive Vice President
                                       from 1993 to present); Secretary of
                                       Rydex Distributors, Inc. from 1996 to
                                       present; President of Rydex Capital
                                       Partners SPhinX Fund from 2003 to
                                       2006; Executive Vice President and
                                       Chief Investment Officer of Rydex
                                       Investments from 1993 to 2004; and
                                       Senior Portfolio Manager of PADCO
                                       Advisors, Inc. from 1993 to 2003.
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
Carl G. Verboncoeur Trustee from       Chief Executive Officer of Rydex                 113          Trustee of Rydex
(54)                2004 to            Investments, Rydex Fund Services,                             Series Funds (which
                    present;           Inc. and Rydex Distributors, Inc. from                        currently consists of
                    President from     2003 to present; President of Rydex                           57 funds); Rydex
                    2003 to            Fund Services Inc. and Rydex                                  Dynamic Funds
                    present; Vice      Distributors, Inc. from 2003 to                               (which currently
                    President from     present; Executive Vice President of                          consists of 14 funds)
                    1997 to            Rydex Capital Partners I, LLC and                             and; Rydex Variable
                    present; and       Rydex Capital Partners II, LLC from                           Trust (which currently
                    Treasurer from     2003 to present; Treasurer of Rydex                           consists of 60 funds).
                    1997 to 2003.      Investments, Rydex Fund Services,
                                       Inc. and Rydex Distributors, Inc. from
                                       2003 to present; President of Rydex
                                       Investments from 2003 to 2004; and
                                       Executive Vice President of Rydex
                                       Investments, Rydex Fund Services,
                                       Inc. and Rydex Distributors, Inc. from
                                       2000 to 2003.

                                       23


---------------------------------- ------------------------ ---------------------------------------------------------- -------------
                   POSITION(S)
                    HELD WITH                                                       NUMBER OF
                    THE TRUST,                                                     PORTFOLIOS IN
                     TERM OF                                                           FUND
  NAME, ADDRESS     OFFICE AND                                                       COMPLEX
    AND AGE OF      LENGTH OF               PRINCIPAL OCCUPATION(S)                  OVERSEEN BY         OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER   TIME SERVED                DURING PAST 5 YEARS                  TRUSTEE/OFFICER          HELD BY TRUSTEE
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
------------------------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
Corey A. Colehour   Trustee and        Retired from August 2006 to present.             113          Trustee of Rydex
(61)                Member of the      Owner and President of Schield                                Series Funds (which
                    Audit and          Management Company (registered                                currently consists of
                    Nominating         investment adviser) from 2005 to                              57 funds); Rydex
                    Committees         2006; and Senior Vice President of                            Dynamic Funds
                    from 2003 to       Marketing and Co-Owner of Schield                             (which currently
                    present.           Management Company from 1985 to                               consists of 14 funds)
                                       2005.                                                         and; Rydex Variable
                                                                                                     Trust (which currently
                                                                                                     consists of 60 funds).
 ---------------------------------- ------------------------ ---------------------------------------------------------- ------------
 ---------------------------------- ------------------------ ---------------------------------------------------------- ------------
 J. Kenneth Dalton  Trustee and        Retired.                                         113          Trustee of Rydex
                    Nominating                                                                       Series Funds (which
                    Committee                                                                        currently consists of
                    from 2003 to                                                                     57 funds); Rydex
                    present; and                                                                     Dynamic Funds
                    Chairman of                                                                      (which currently
                    the Audit                                                                        consists of 14 funds)
                    Committee                                                                        and; Rydex Variable
                    from 2006 to                                                                     Trust (which currently
                    present.                                                                         consists of 60 funds).
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
John O. Demaret     Chairman of        Retired.                                         113          Trustee of Rydex
(66)                the Board                                                                        Series Funds (which
                    from 2006 to                                                                     currently consists of
                    present; and                                                                     57 funds); Rydex
                    Trustee and                                                                      Dynamic Funds
                    Member of the                                                                    (which currently
                    Audit and                                                                        consists of 14 funds)
                    Nominating                                                                       and; Rydex Variable
                    Committees                                                                       Trust (which currently
                    from 2003 to                                                                     consists of 60 funds).
                    present.

---------------------------------- ------------------------ ---------------------------------------------------------- -------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
Werner E. Keller    Trustee and        Founder and President of Keller                  113          Trustee of Rydex
(66)                Member of the      Partners, LLC (registered investment                          Series Funds (which
                    Audit and          adviser) from 2005 to present; and                            currently consists of
                    Nominating         Retired from 2001 to 2005.                                    57 funds); Rydex
                    Committees                                                                       Dynamic Funds
                    from 2005 to                                                                     (which currently
                    present.                                                                         consists of 14 funds)
                                                                                                     and; Rydex Variable
                                                                                                     Trust (which currently
                                                                                                     consists of 60 funds).
                                       24


---------------------------------- ------------------------ ---------------------------------------------------------- -------------
                   POSITION(S)
                    HELD WITH                                                       NUMBER OF
                    THE TRUST,                                                     PORTFOLIOS IN
                     TERM OF                                                           FUND
  NAME, ADDRESS     OFFICE AND                                                       COMPLEX
    AND AGE OF      LENGTH OF               PRINCIPAL OCCUPATION(S)                  OVERSEEN BY         OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER   TIME SERVED                DURING PAST 5 YEARS                  TRUSTEE/OFFICER          HELD BY TRUSTEE
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
------------------------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------

Thomas F. Lydon     Trustee and        President of Global Trends                       113          Trustee of Rydex
(46)                Member of the      Investments (registered investment                            Series Funds (which
                    Audit and          adviser) from 1996 to present.                                currently consists of
                    Nominating                                                                       57 funds); Rydex
                    Committees                                                                       Dynamic Funds
                    from 2005 to                                                                     (which currently
                    present.                                                                         consists of 14 funds)
                                                                                                     and; Rydex Variable
                                                                                                     Trust (which currently
                                                                                                     consists of 60 funds).
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
Patrick T.          Trustee and        Chief Executive Officer of Par                   113          Trustee of Rydex
McCarville (64)     Member of the      Industries, Inc., d/b/a Par Leasing                           Series Funds (which
                    Audit and          from 1977 to present.                                         currently consists of
                    Nominating                                                                       57 funds); Rydex
                    Committees                                                                       Dynamic Funds
                    from 2003 to                                                                     (which currently
                    present.                                                                         consists of 14 funds)
                                                                                                     and; Rydex Variable
                                                                                                     Trust (which currently
                                                                                                     consists of 60 funds).
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
Roger Somers (62)   Trustee and        Founder and Chief Executive Officer              113          Trustee of Rydex
                    Member of the      of Arrow Limousine from 1965 to                               Series Funds (which
                    Audit and          present.                                                      currently consists of
                    Nominating                                                                       57 funds); Rydex
                    Committees                                                                       Dynamic Funds
                    from 2003 to                                                                     (which currently
                    present.                                                                         consists of 14 funds)
                                                                                                     and; Rydex Variable
                                                                                                     Trust (which currently
                                                                                                     consists of 60 funds).

                                       25

---------------------------------- ------------------------ ---------------------------------------------------------- -------------
                   POSITION(S)
                    HELD WITH                                                       NUMBER OF
                    THE TRUST,                                                     PORTFOLIOS IN
                     TERM OF                                                           FUND
  NAME, ADDRESS     OFFICE AND                                                       COMPLEX
    AND AGE OF      LENGTH OF               PRINCIPAL OCCUPATION(S)                  OVERSEEN BY         OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER   TIME SERVED                DURING PAST 5 YEARS                  TRUSTEE/OFFICER          HELD BY TRUSTEE
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS*
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------

Nick Bonos (43)     Vice President     Senior Vice President of Rydex Fund              113          Not Applicable.
                    and Treasuer       Services, Inc. from 2003 to present;
                    from 2003 to       and Vice President of Accounting,
                    present.           Rydex Fund Services, Inc. from 2000
                                       to 2003.





---------------------------------- ------------------------ ---------------------------------------------------------- -------------
---------------------------------- ------------------------ ---------------------------------------------------------- -------------
Joanna M. Haigney   Chief              Vice President of Rydex Fund                     113          Not Applicable.
(40)                Compliance         Services, Inc. from 2004 to present;
                    Officer from       and Vice President of Compliance of
                    2004 to            Rydex Investments from 2000 to
                    present.           present.





---------------------------------- ------------------------ ---------------------------------------------------------- -------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met five times during the most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met once during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Other than the Funds listed below, none of the Trustees beneficially own shares of the Funds as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Tustees of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                                  AGGREGATE DOLLAR
                                                                                 RANGE OF SHARES IN
                                                             DOLLAR RANGE          ALL RYDEX FUNDS
          NAME                       FUND NAME              OF FUND SHARES      OVERSEEN BY TRUSTEE*
-----------------------------------------------------------------------------------------------------
Michael P. Byrum            Rydex S&P Equal Weight ETF     $10,001 - $50,000        Over $100,000

Corey A. Colehour                      None                       $0                Over $100,000

                                                                                  AGGREGATE DOLLAR
                                                                                 RANGE OF SHARES IN
                                                             DOLLAR RANGE          ALL RYDEX FUNDS
          NAME                       FUND NAME              OF FUND SHARES      OVERSEEN BY TRUSTEE*
-----------------------------------------------------------------------------------------------------
J. Kenneth Dalton                      None                       $0              $10,001 - $50,000

John O. Demaret                        None                       $0                Over $100,000

Thomas F. Lydon                        None                       $0                    None

Werner E. Keller                       None                       $0                Over $100,000

Patrick T. McCarville                  None                       $0             $50,001 - $100,000

Roger J. Somers                        None                       $0                Over $100,000

Carl G. Verboncoeur         Rydex S&P Equal Weight ETF    $50,001 - $100,000        Over $100,000

* Includes shares held in series of the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended October 31, 2006:

                                            PENSION OR
                                            RETIREMENT
                                             BENEFITS          ESTIMATED         TOTAL
                            AGGREGATE       ACCRUED AS           ANNUAL       COMPENSATION
                          COMPENSATION    PART OF TRUST'S    BENEFITS UPON     FROM FUND
      NAME OF TRUSTEE      FROM TRUST        EXPENSES          RETIREMENT      COMPLEX *
------------------------------------------------------------ ------------------------------
INTERESTED TRUSTEES**

Carl Verboncoeur             $     0             $0                $0         $      0

Michael P. Byrum             $     0             $0                $0         $      0

INDEPENDENT TRUSTEES

Corey A. Colehour            $13,500             $0                $0         $105,500

J. Kenneth Dalton            $13,500             $0                $0         $105,500

John O. Demaret              $14,400             $0                $0         $113,000

Patrick T. McCarville        $13,500             $0                $0         $105,500

   Roger J. Somers           $13,500             $0                $0         $105,500

   Werner E. Keller          $13,500             $0                $0         $105,500

   Thomas F. Lydon           $13,500             $0                $0         $105,500

* Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex Series Funds.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as defined above. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS


The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. The Code of Ethics is on file with the SEC, and is available to the public.


PROXY VOTING
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.


The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.


THE ADVISORY AGREEMENT


Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control of the Board and the officers of the Trust. As of February 1, 2007, net assets under management of the Advisor and its affiliates were approximately $14.8 billion. Pursuant to the advisory agreement, the Advisor is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for the Funds.

For the fiscal years ended October 31, 2006, October 31, 2005 and October 31, 2004, the Advisor received the following investment advisory fees:

                                                              ADVISORY FEE        ADVISORY FEE   ADVISORY FEE
                                                   FUND       PAID FOR THE        PAID FOR THE   PAID FOR THE
                                                INCEPTION     FISCAL YEAR         FISCAL YEAR    FISCAL YEAR
           FUND NAME            ADVISORY FEE      DATE        ENDED 2006          ENDED 2005     ENDED 2004
-----------------------------   ------------   ----------   -----------------   --------------   -------------
Rydex S&P Equal Weight ETF          0.40%       04/23/03     $  6,067,717         $ 3,381,391     $ 1,230,944

Rydex Russell Top 50 ETF            0.20%       05/04/05     $    326,403         $    99,610*        **

Rydex S&P 500 Pure Value ETF        0.35%       03/01/06     $     28,282***           **             **

Rydex S&P 500 Pure Growth ETF       0.35%       03/01/06     $     32,115***           **             **

                                                              ADVISORY FEE        ADVISORY FEE   ADVISORY FEE
                                                   FUND       PAID FOR THE        PAID FOR THE   PAID FOR THE
                                                INCEPTION     FISCAL YEAR         FISCAL YEAR    FISCAL YEAR
           FUND NAME            ADVISORY FEE      DATE        ENDED 2006          ENDED 2005     ENDED 2004
-----------------------------   ------------   ----------   -----------------   --------------   -------------
Rydex S&P MidCap 400 Pure           0.35%       03/01/06     $     27,406***          **              **
Value ETF

Rydex S&P MidCap 400 Pure           0.35%       03/01/06     $     42,331***          **              **
Growth ETF

Rydex S&P SmallCap 600 Pure         0.35%       03/01/06     $     13,382***          **              **
Value ETF

Rydex S&P SmallCap 600 Pure         0.35%       03/01/06     $     16,689***          **              **
Growth ETF

*     From commencement of operations on May 4, 2005.

**    Not in operation for the period indicated.

***   From commencement of operations on March 1, 2006.


The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the member of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund's operating expenses as described in the Prospectus.

The Advisor's office is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor was incorporated in the State of Maryland on February 5, 1993, and together with PADCO Advisors, Inc., a registered investment adviser under common control with the Advisor, does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.


ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                      REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                          COMPANIES 1                       VEHICLES 1                OTHER ACCOUNTS 1
                   ----------------------------------------------------------------------------------------
                                                    NUMBER
                   NUMBER OF                          OF                         NUMBER OF
      NAME         ACCOUNTS       TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
---------------    ---------   -----------------   --------   ---------------   ----------   --------------
Michael P. Byrum      127        $ 14 Billion          0          $ 0               6         < $5 Million

Michael Dellapa       127        $ 14 Billion          0          $ 0               7         < $5 Million

James R. King         127        $ 14 Billion          0          $ 0               3         < $5 Million

1     Information provided is as of October 31, 2006.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500(R) Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500(R) Index, will be used when an external benchmark is not available. The performance of the portfolio managers in carrying out the Funds' investment strategies will be evaluated in relation to the investment returns of each Fund's Underlying Index. To the extent that a portfolio manager manages accounts other than the Funds, the performance of the portfolio manager in managing such accounts will similarly be evaluated by the Advisor in relation to the account's performance as compared to various internal and external performance benchmarks as determined appropriate by the Advisor. For the Funds, the portfolio managers' performance will be compared in part to the performance of the Funds' Underlying Indices, as that term is defined in the Funds' Prospectus. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of October 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. With the exception of those Funds listed below, none of the portfolio managers beneficially owned shares of the Funds as of October 31, 2006.

        PORTFOLIO                                                 DOLLAR RANGE OF FUND
         MANAGER                       FUND NAME                         SHARES
-------------------------   --------------------------------   -----------------------
    Michael P. Byrum           Rydex S&P Equal Weight ETF          $10,001 - $50,000

    Michael Dellapa                       None                            None

        Jim King                          None                            None


ADMINISTRATION, CUSTODY AND TRANSFER AGENCY AGREEMENTS


State Street Bank and Trust Company (the "Administrator") serves as Administrator, Custodian and Transfer Agent for the Funds. Its principal address is P.O. Box 5049, Boston, Massachusetts 02206-5049. Under an Administration Agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services. For the fiscal years ended October 31, 2006, October 31, 2005 and October 31, 2004, the Funds paid the following custody, administration and transfer agency expenses:

                                                    CUSTODY,               CUSTODY,
                                                 ADMINISTRATION         ADMINISTRATION            CUSTODY,
                                                  AND TRANSFER           AND TRANSFER          ADMINISTRATION,
                                                 AGENCY EXPENSES        AGENCY EXPENSES        TRANSFER AGENCY
                                   FUND          PAID DURING THE          PAID DURING            EXPENSES PAID
                                 INCEPTION         FISCAL YEAR            FISCAL YEAR          DURING FISCAL
          FUND NAME                 DATE           ENDED 2006             ENDED 2005            YEAR ENDED 2004
-----------------------------   -----------   --------------------   --------------------   -------------------
Rydex S&P Equal Weight ETF       04/23/03        $  550,815.24           $ 29,982.40             $ 185,488.43

Rydex Russell Top 50 ETF         05/04/05        $   59,541.06           $ 29,272.28*                 **

Rydex S&P 500 Pure Value ETF     03/01/06        $    9,649.14***             **                      **

Rydex S&P 500 Pure Growth ETF    03/01/06        $   12,699.53***             **                      **

Rydex S&P MidCap 400 Pure        03/01/06        $    6,627.65***             **                      **
Value ETF

Rydex S&P MidCap 400 Pure        03/01/06        $   12,575.06***             **                      **
Growth ETF

Rydex S&P SmallCap 600 Pure      03/01/06        $   14,680.74***             **                      **
Growth ETF

Rydex S&P SmallCap 600 Pure      03/01/06        $   11,867.99***             **                      **
Growth ETF

*     From commencement of operations on May 4, 2005.

**    Not in operation for the period indicated.

***   From commencement of operations on March 1, 2006.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of each Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by a Fund. Each Fund's current distribution and shareholder services plan, as well as a description of the services performed under the plan, is described below.

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan applicable to the shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of a Fund's assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.


For the fiscal year ended October 31, 2006, the Funds did not pay the Distributor any fees for services provided pursuant to the terms of the Distribution Plan including: advertising, printing and mailing of prospectuses to other than current shareholders; compensation to underwriters; compensation to broker-dealers; compensation to sales personnel; interest, carrying, or other financing charges.


COSTS AND EXPENSES. Each Fund bears all expenses of its operation other than those assumed by the Advisor. Fund expenses include: interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

BUSINESS CONTINUITY AND DISASTER RECOVERY. The Advisor and the Distributor (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

INDEX PROVIDER.

The Rydex S&P Equal Weight ETF and the Rydex S&P Pure Style ETFs will be based on the following indices, which are compiled by Standard and Poor's:


FUND                                     INDEX
--------------------------------------   --------------------------------------------
Rydex S&P Equal Weight ETF               S&P Equal Weight Index

Rydex S&P 500 Pure Value ETF             S&P 500/Citigroup Pure Value Index

Rydex S&P 500 Pure Growth ETF            S&P 500/Citigroup Pure Growth Index

Rydex S&P MidCap 400 Pure Value ETF      S&P MidCap 400/Citigroup Pure Value Index

Rydex S&P MidCap 400 Pure Growth ETF     S&P MidCap 400/Citigroup Pure Growth Index

Rydex S&P SmallCap 600 Pure Value ETF    S&P SmallCap 600/Citigroup Pure Value Index

Rydex S&P SmallCap 600 Pure Growth ETF   S&P SmallCap 600/Citigroup Pure Growth Index


Standard & Poor's is not affiliated with the Rydex S&P Equal Weight ETF or Rydex S&P Pure Style ETFs or with the Advisor or its affiliates. The Rydex S&P Equal Weight ETF and Rydex S&P Pure Style ETFs are entitled to use their Underlying Indices pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with the index provider. The Advisor has provided the sub-license without charge to the Rydex S&P Equal Weight ETF and Rydex S&P Pure Style ETFs.

The Rydex Russell Top 50 ETF will be based upon the Russell Top 50TM Index compiled by Russell, which is not affiliated with the Rydex Russell Top 50 ETF or with the Advisor or its affiliates. The Rydex Russell Top 50 ETF is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with the index provider. The Advisor has provided the sub-license without charge to the Rydex Russell Top 50 ETF.

PRINCIPAL HOLDERS OF SECURITIES


Goldman Sachs, in its capacity as a specialist, beneficially owns 25% or more of the Trust's voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of any class of the Trust's outstanding equity securities as of February 1, 2007.

------------------------------- ---------------------------- ------------------------------- ----------------------------
                                          NAME OF                 ADDRESS OF BENEFICIAL           PERCENTAGE OF FUND
          FUND NAME                  BENEFICIAL OWNER                  OWNER                         SHARES OWNED
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex S&P Equal Weight ETF      Charles Schwab & Co.         101 Montgomery Street           18.05%
                                                             San Francisco, CA  94104
                                ---------------------------- ------------------------------- ----------------------------
                                National Financial           200 Liberty Street              10.70%
                                Services FS LLC              New York, NY  10281
                                ---------------------------- ------------------------------- ----------------------------
                                Citigroup Global Markets     333 W. 34th Street              9.09%
                                                             New York, NY  10001
                                ---------------------------- ------------------------------- ----------------------------
                                Merrill Lynch, Pierce        101 Hudson Street               7.51%
                                Fenner & Smith               World Financial Center -
                                                             North Tower
                                                             New York, NY  10281
                                ---------------------------- ------------------------------- ----------------------------
                                Pershing                     1 Pershing Place                6.80%
                                                             Jersey City, NJ  07399
                                ---------------------------- ------------------------------- ----------------------------
                                First Clearing LLC           901 East Byrd Street            5.78%
                                                             Richmond, VA  23219
------------------------------- ---------------------------- ------------------------------- ----------------------------

------------------------------- ---------------------------- ------------------------------- ----------------------------
                                          NAME OF                 ADDRESS OF BENEFICIAL           PERCENTAGE OF FUND
          FUND NAME                  BENEFICIAL OWNER                  OWNER                         SHARES OWNED
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex Russell Top 50 ETF        Charles Schwab & Co.         101 Montgomery Street           17.64%
                                                             San Francisco, CA  94104
                                ---------------------------- ------------------------------- ----------------------------
                                Citigroup Global Markets     333 W. 34th Street              15.54%
                                                             New York, NY  10001
                                ---------------------------- ------------------------------- ----------------------------
                                Merrill Lynch, Pierce        101 Hudson Street               11.06%
                                Fenner & Smith               World Financial Center -
                                                             North Tower
                                                             New York, NY  10281
                                ---------------------------- ------------------------------- ----------------------------
                                National Financial           200 Liberty Street              6.89%
                                Services FS LLC              New York, NY  10281
                                ---------------------------- ------------------------------- ----------------------------
                                JP Morgan Chase Bank, NA     14201 Dallas Parkway            6.75%
                                                             Suite 121
                                                             Dallas, TX  75254
                                ---------------------------- ------------------------------- ----------------------------
                                US Bank NA                   1555 N. Rivercenter Dr.         6.09%
                                                             Suite 302
                                                             Milwaukee, WI  53212
                                ---------------------------- ------------------------------- ----------------------------
                                Goldman Sachs & Co.          180 Miaden Lane                 5.44%
                                                             New York, NY  10038
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex S&P 500 Pure Value ETF    Charles Schwab & Co.         101 Montgomery Street           21.42%
                                                             San Francisco, CA  94104
                                ---------------------------- ------------------------------- ----------------------------
                                Timber Hill LLC              Two Pickwick Plaza              17.40%
                                                             Greenwich, CT  06830
                                ---------------------------- ------------------------------- ----------------------------
                                National Investor Services   55 Water Street                 12.27%
                                Corp.                        32nd Floor
                                                             New York, NY  10041
                                ---------------------------- ------------------------------- ----------------------------
                                Bank of New York (The)       One Wall Street                 11.67%
                                                             5th Floor
                                                             New York, NY  10286
                                ---------------------------- ------------------------------- ----------------------------
                                Goldman Sachs Execution &    30 Hudson Street                10.19%
                                Clearing                     Jersey City, NJ  07310
                                ---------------------------- ------------------------------- ----------------------------
                                Pershing                     1 Pershing Place                5.28%
                                                             Jersey City, NJ  07399
                                ---------------------------- ------------------------------- ----------------------------
                                National Financial           200 Liberty Street              5.09%
                                Services FS LLC              New York, NY  10281
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex S&P 500 Pure Growth ETF   Brown Bros. Harriman & Co.   525 Washington Blvd.            19.00%
                                                             Jersey City, NJ  07302
                                ---------------------------- ------------------------------- ----------------------------
                                National Investor Services   55 Water Street                 10.53%
                                Corp.                        32nd Floor
                                                             New York, NY  10041
                                ---------------------------- ------------------------------- ----------------------------
                                Timber Hill LLC              Two Pickwick Plaza              8.83%
                                                             Greenwich, CT  06830
                                ---------------------------- ------------------------------- ----------------------------
                                UBS Financial Services Inc.  1000 Harbor Boulevard           6.63%
                                                             Weehawken, NJ  07086
                                ---------------------------- ------------------------------- ----------------------------
                                First Clearing LLC           901 East Byrd Street            6.53%
                                                             Richmond, VA  23219
                                ---------------------------- ------------------------------- ----------------------------
                                Charles Schwab & Co.         101 Montgomery Street           5.29%
                                                             San Francisco, CA  94104
------------------------------- ---------------------------- ------------------------------- ----------------------------


------------------------------- ---------------------------- ------------------------------- ----------------------------
                                          NAME OF                 ADDRESS OF BENEFICIAL           PERCENTAGE OF FUND
          FUND NAME                  BENEFICIAL OWNER                  OWNER                         SHARES OWNED
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex S&P MidCap 400 Pure       Bank of New York (The)       One Wall Street                 27.05%
Value ETF                                                    5th Floor
                                                             New York, NY  10286
                                ---------------------------- ------------------------------- ----------------------------
                                National Financial           200 Liberty Street              16.07%
                                Services FS LLC              New York, NY  10281
                                ---------------------------- ------------------------------- ----------------------------
                                National Investor Services   55 Water Street                 12.32%
                                Corp.                        32nd Floor
                                                             New York, NY  10041
                                ---------------------------- ------------------------------- ----------------------------
                                Timber Hill LLC              Two Pickwick Plaza              9.83%
                                                             Greenwich, CT  06830
                                ---------------------------- ------------------------------- ----------------------------
                                Charles Schwab & Co.         101 Montgomery Street           5.86%
                                                             San Francisco, CA  94104
                                ---------------------------- ------------------------------- ----------------------------
                                First Clearing LLC           901 East Byrd Street            5.42%
                                                             Richmond, VA  23219
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex S&P MidCap 400 Pure       Goldman Sachs Execution &    30 Hudson Street                43.57%
Growth ETF                      Clearing                     Jersey City, NJ  07302
                                ---------------------------- ------------------------------- ----------------------------
                                Timber Hill LLC              Two Pickwick Plaza              28.52%
                                                             Greenwich, CT  06830
                                ---------------------------- ------------------------------- ----------------------------
                                Merrill Lynch, Pierce        101 Hudson Street               10.47%
                                Fenner & Smith               World Financial Center -
                                                             North Tower
                                                             New York, NY  10281
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex S&P SmallCap 600 Pure     National Financial           200 Liberty Street              14.90%
Value ETF                       Services FS LLC              New York, NY  10281
                                ---------------------------- ------------------------------- ----------------------------
                                Timber Hill LLC              Two Pickwick Plaza              12.41%
                                                             Greenwich, CT  06830
                                ---------------------------- ------------------------------- ----------------------------
                                Charles Schwab & Co.         101 Montgomery Street           11.25%
                                                             San Francisco, CA  94104
                                ---------------------------- ------------------------------- ----------------------------
                                National Investor Services   55 Water Street                 10.85%
                                Corp.                        32nd Floor
                                                             New York, NY  10041
                                ---------------------------- ------------------------------- ----------------------------
                                Pershing Caylon Financial    150 South Wacker Drive          10.80%
                                                             Chicago, IL  60606
                                ---------------------------- ------------------------------- ----------------------------
                                Ameritrade                   4211 South 102nd Street         9.72%
                                                             Omaha, NE  68127
                                ---------------------------- ------------------------------- ----------------------------
                                Merrill Lynch, Pierce        101 Hudson Street               7.86%
                                Fenner & Smith               World Financial Center -
                                                             North Tower
                                                             New York, NY  10281
------------------------------- ---------------------------- ------------------------------- ----------------------------


------------------------------- ---------------------------- ------------------------------- ----------------------------
                                          NAME OF                 ADDRESS OF BENEFICIAL           PERCENTAGE OF FUND
          FUND NAME                  BENEFICIAL OWNER                  OWNER                         SHARES OWNED
------------------------------- ---------------------------- ------------------------------- ----------------------------
Rydex S&P SmallCap 600 Pure     Timber Hill LLC              Two Pickwick Plaza              54.07%
Growth ETF                                                   Greenwich, CT  06830
                                ---------------------------- ------------------------------- ----------------------------
                                National Financial           200 Liberty Street              6.71%
                                Services FS LLC              New York, NY  10281
                                ---------------------------- ------------------------------- ----------------------------
                                Goldman Sachs & Co.          180 Miaden Lane                 6.54%
                                                             New York, NY  10038
                                ---------------------------- ------------------------------- ----------------------------
                                M&I Marshall & Ilsley Bank   51 Mercedes Way                 6.50%
                                                             Edgewood, NJ  11717
                                ---------------------------- ------------------------------- ----------------------------
                                Pershing                     1 Pershing Plaza                5.52%
                                                             Jersey City, NJ  07399
------------------------------- ---------------------------- ------------------------------- ----------------------------


BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Information."

DTC Acts as securities depository for each Fund's shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC

Participants  a fair and  reasonable  amount as  reimbursement  for the expenses
attendant  to  such  transmittal,   all  subject  to  applicable  statutory  and
regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNITS

CREATION

The Trust issues and sells shares of a Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A "Business Day" with respect to the Funds is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of equity securities - the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the Fund's Underlying Index and an amount of cash -- the Cash Component -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation
Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (I.E., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (I.E., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from a Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- I.E., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an authorized Participant (as defined below) or the investor for which it is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of a Fund and will affect the value of the shares; but the Advisor, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index being tracked by a Fund or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding share of a Fund.


PROCEDURES FOR CREATION OF CREATION UNITS. To be eligible to place orders with the Distributor to create a Creation Unit of a Fund, an entity must be (i) a "Participating Party", I.E., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "Book Entry Only System"), and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Funds. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (50,000 in the case of the Funds). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) ("Closing Time"), if transmitted by mail, or 3:00 p.m. Eastern Time, if transmitted by telephone, facsimile or other transmission method permitted under the Participant Agreement, on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.


Orders to create Creation Units of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.


PLACEMENT OF CREATION ORDERS USING THE CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time, if transmitted by mail, or 3:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS OUTSIDE THE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next

Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time if transmitted by mail, or by 3:00 p.m. Eastern Time, if transmitted by other means on such Transmittal Date; and
(ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units of Funds so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.


Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. or 4:00 p.m., Eastern time, as applicable, on such date and federal funds in the appropriate amount are deposited with the Trust's Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 3:00 or 4:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

ACCEPTANCE OF ORDERS FOR CREATION UNITS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Funds if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Custodian, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall
either  of  them  incur  any   liability  for  the  failure  to  give  any  such
notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


CREATION TRANSACTION FEE. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, assessed per transaction, as follows:

                       FUND                      CREATION TRANSACTION FEE
       --------------------------------------    -------------------------
       Rydex S&P Equal Weight ETF                        $2,000

       Rydex Russell Top 50 ETF                          $  500

       Rydex S&P 500 Pure Value ETF                      $1,000

       Rydex S&P 500 Pure Growth ETF                     $1,000

       Rydex S&P MidCap 400 Pure Value ETF               $  750

       Rydex S&P MidCap 400 Pure Growth ETF              $  750

       Rydex S&P SmallCap 600 Pure Value ETF             $1,000

       Rydex S&P SmallCap 600 Pure Growth ETF            $1,000

An additional charge of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations or partial cash creations (when cash creations are available) to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.


The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

REDEMPTION


Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, Eastern time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee described below in the section entitled "Redemption Transaction Fee". In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if
(i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.


PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern TIME, if transmitted by mail, or by 3:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern time, on the next Business Day following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.


After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.


The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time if transmitted by mail, or by 3:00 p.m. if transmitted by other means on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or
(2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, I.E., the Business Day on which the shares of a Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.


If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the shares' NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.


REDEMPTION TRANSACTION FEE. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a fixed redemption transaction fee, assessed per transaction as follows:

                    FUND                         CREATION TRANSACTION FEE
        ------------------------------           -------------------------
        Rydex S&P Equal Weight ETF                       $2,000

        Rydex Russell Top 50 ETF                         $  500

        Rydex S&P 500 Pure Value ETF                     $1,000

                        FUND                     CREATION TRANSACTION FEE
        --------------------------------------   -------------------------
        Rydex S&P 500 Pure Growth ETF                    $1,000

        Rydex S&P MidCap 400 Pure Value ETF              $  750

        Rydex S&P MidCap 400 Pure Growth ETF             $  750

        Rydex S&P SmallCap 600 Pure Value ETF            $1,000

        Rydex S&P SmallCap 600 Pure Growth ETF           $1,000

An additional charge of up to four (4) times the fixed transaction fee may be imposed for (i) redemptions effected outside the Clearing Process; and (ii) cash redemptions or partial cash redemptions (when cash redemptions are available).


The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating NAV."

The NAV per share of a Fund is computed by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per share for a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Information."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a Regulated Investment Company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.


REGULATED INVESTMENT COMPANY (RIC) STATUS

The Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had a Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.


Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. A Fund's shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.


Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that others shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.


OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments.


A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.


With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.


BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION


The Trust currently is comprised of one hundred and thirteen (113) Funds. The Board may designate additional Funds. Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Funds, and in the net distributable assets of the Funds on liquidation.


PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.


Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund's anticipated holdings on the following business day. Daily access to information concerning a Fund's portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor and other service providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of March 1, 2007, the Funds' portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes: State Street Bank and Trust Company, Securities Industry Automation Corporation, Goldman Sachs Execution and Clearing, LP, Bear Hunter Structured Products LLC, Bloomberg, Thomson Financial News, ISS, and financial printers.


From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.


The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund's portfolio holdings.


The Board exercises continuing oversight of the disclosure of each Fund's portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.

In addition to the permitted disclosures described above, each Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING  RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at  www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.


INDEX PUBLISHERS


THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S OR RUSSELL. STANDARD & POOR'S AND RUSSELL MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE STANDARD AND POOR'S INDICES AND/OR THE RUSSELL TOP 50 (TM) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL TOP 50 (TM) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL

AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL TOP 50 (TM) INDEX IS BASED.

STANDARD & POOR'S AND RUSSELL'S ONLY RELATIONSHIP TO RYDEX INVESTMENTS IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF STANDARD & POOR'S AND RUSSELL AND OF THE STANDARD & POOR'S INDICES AND RUSSELL TOP 50 (TM) INDEX WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY STANDARD & POOR'S AND RUSSELL, RESPECTIVELY, WITHOUT REGARD TO RYDEX INVESTMENTS OR THE FUNDS. STANDARD & POOR'S AND RUSSELL HAVE NO OBLIGATION TO TAKE THE NEEDS OF RYDEX INVESTMENTS OR THE OWNERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE STANDARD & POOR'S INDICES AND RUSSELL TOP 50 (TM) INDEX.

RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL TOP 50 (TM) INDEX. STANDARD & POOR'S AND RUSSELL ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE NAV OF THE FUNDS. STANDARD & POOR'S AND RUSSELL HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

STANDARD & POOR'S AND RUSSELL DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE STANDARD & POOR'S INDICES AND RUSSELL TOP 50 (TM) INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S AND RUSSELL MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STANDARD & POOR'S INDICES AND RUSSELL TOP 50 (TM) INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S AND RUSSELL MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE STANDARD & POOR'S INDICES AND RUSSELL TOP 50 (TM) INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S AND RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS RESULTING FROM THE USE OF THE STANDARD & POOR'S INDICES AND RUSSELL TOP 50 (TM) INDEX OR ANY DATA INCLUDED THEREIN), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as the independent registered public accounting firm to the Trust and the Funds and provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.


CUSTODIAN

State Street Bank and Trust Company (the "Custodian"), P.O. Box 5049, Boston, MA 02206-5049, serves as custodian for the Fund under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS


The Trust's financial statements and financial highlights for the fiscal year ended October 31, 2006 appearing in the Trust's Annual Report, filed with the SEC on January 5, 2007 (Accession No. 0000950135-07-000064) are incorporated by reference into this SAI. Those financial statements and financial highlights have been audited by Ernst & Young LLP, independent registered public accounting firm, as indicated in their report thereon, and are incorporated herein by reference in reliance upon such report, given on the authority of Ernst & Young LLP as experts in accounting and auditing.

The Statement of Changes in Net Assets for the period ended October 31, 2005 and the financial highlights for each of the three years in the period ended October 31, 2005 for the Rydex S&P Equal Weight ETF and the Rydex Russell Top 50 ETF have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their report thereon, and are included in reliance upon such report, given on the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing.

The Trust's Annual Report includes the financial statements referenced above and is available without charge upon request by calling Shareholder Services at 1-800-820-0888.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

   A.    Proxy Voting Policies

      Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

   B.    Proxy Voting Procedures


      Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such

Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or serial numbers) on a regular basis; and

      o coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.


III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o managing a pension plan for a company whose management is soliciting proxies;

      o having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.


      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:


      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).


      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).


IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD


      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:


     (i)    The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv)   The shareholder meeting date;

     (v)    A brief identification of the matter voted on;


     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.


VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)    A copy of this Policy;

     (ii)   Proxy Statements received regarding client securities;

     (iii)  Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)    Records of client requests for proxy voting information,

      With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex

Investments may keep Fund client records as part of Rydex Investments' records.


      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability
      Protection                                                  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement
      To Amend the Charter or Bylaws                              Vote With Mgt.
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.

C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                   Case-by-Case
      Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                            PART C: OTHER INFORMATION


ITEM 23.    EXHIBITS

(a)(1) Certificate of Trust dated November 22, 2002 of Rydex ETF Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 3, 2002.



(a)(2) Registrant's Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on December 3, 2002.

(a)(3) Amendment dated November 21, 2005 to the Registrant's Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.



(c)         Not applicable.



(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 25, 2005.

(d)(2) Amendment dated August 28, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc. is filed herewith.

(d)(3) Form of Amendment to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc., with respect to the Inverse and Leveraged ETFs, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 8 to the
            Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on November 8, 2006.

(d)(4) Form of Expense Limitation Agreement between the Registrant and PADCO Advisors II, Inc., with respect to the Inverse and Leveraged ETFS, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on November 8, 2006.

(e)(1) Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex

            Distributors,  Inc., is incorporated  herein by reference to Exhibit
            (e)(1) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(e)(2) Amendment dated August 28, 2006 to the Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex Distributors, Inc. is filed herewith.

(e)(3) Amendment to the Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex Distributors, Inc., with respect to the Inverse and Leveraged ETFs, to be filed by amendment.

(e)(4) Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc., State Street Bank and Trust Company, and Goldman Sachs Execution & Clearing, L.P. is filed herewith.

(e)(5) Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc., State Street Bank and Trust Company, and Goldman Sachs & Co. is filed herewith.

(e)(6) Participation Agreement dated July 17, 2006 between the Registrant and WT Mutual Fund is incorporated herein by reference to Exhibit
            (e)(7) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on November 8, 2006.



(f)         Not applicable.



(g)(1) Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is filed herewith.

(g)(2) First Amendment dated May 3, 2005 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(g)(3) Amendment and Revised Appendix A dated March 1, 2006 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on August 18, 2006.

(g)(4) Amendment dated November 1, 2006 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is filed herewith.

(g)(5) Amendment to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the Inverse and Leveraged ETFs, to be filed by amendment.

(g)(6) Custody Agreement dated February 15, 2006 between U.S. Bank National Association, Rydex Fund Services and the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on November 8, 2006.

(h)(1) Sublicense Agreement dated April 11, 2003, between the Registrant and PADCO Advisors, Inc., is incorporated herein by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(h)(2) Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(h)(3) Amendment dated November 1, 2006 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is filed herewith.

(h)(4) Amendment to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company, with respect to the Inverse and Leveraged ETFs, to be filed by amendment.

(h)(5) Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on February 28, 2006.

(h)(6) Amendment dated November 1, 2006 to the Transfer Agency and Services Agreement dated as of May 3, 2005, including Schedule A, between the Registrant and State Street Bank and Trust Company is filed herewith.

(h)(7) Amendment to the Transfer Agency and Services Agreement dated as of May 3, 2005, including Schedule A, between the Registrant and State Street Bank and Trust Company, with respect to the Inverse and Leveraged ETFS, to be filed by amendment.



(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.



(j)(1) Consent of independent registered public accounting firm, Ernst & Young LLP, is filed herewith.

(j)(2)      Consent  of   independent   registered   public   accounting   firm,
            PricewaterhouseCoopers LLP, is filed herewith.



(k)         Not applicable.

(l)(1) Subscription Agreement dated April 11, 2003 between the Registrant and PADCO Advisors II, Inc., is incorporated herein by reference to Exhibit (l)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(l)(2) Form of Letter of Representations between the Registrant and Depository Trust Company is incorporated herein by reference to Exhibit (l)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(m)(1) Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC on April 17, 2003.

(m)(2) Amendment dated August 28, 2006 to the Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc. is filed herewith.

(m)(3) Amendment to the Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc., with respect to the Inverse and Leveraged ETFs, to be filed by amendment.



(n)         Not applicable.

(o)         Not applicable.



(p) Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

(q)         Powers of Attorney for Werner E. Keller,  Thomas F. Lydon,  Corey A.
            Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.



ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not Applicable.

ITEM 25.    INDEMNIFICATION

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, dated as of November 22, 2002, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such
indemnification,   however,  is  subject  to  the  limitations  imposed  by
the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

PADCO Advisors II, Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


---------------------------------------------------------------------------------------------------------------------
         NAME            POSITION WITH ADVISOR                               OTHER BUSINESS
---------------------------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur     Chief Executive           Director of ICI Mutual Insurance Company
                         Officer (CEO) and
                         Treasurer
                                                   ------------------------------------------------------------------
                                                   President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                   ------------------------------------------------------------------
                                                   CEO and Treasurer of PADCO Advisors II, Inc.
                                                   ------------------------------------------------------------------
                                                   Executive Vice President and Treasurer of Rydex Capital Partners
                                                   I, LLC
                                                   ------------------------------------------------------------------
                                                   Executive Vice President and Treasurer of Rydex Capital Partners
                                                   II, LLC
                                                   ------------------------------------------------------------------
                                                   President and Trustee of Rydex Series Funds
                                                   ------------------------------------------------------------------
                                                   President and Trustee of Rydex Dynamic Funds
                                                   ------------------------------------------------------------------
                                                   President and Trustee of Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         NAME            POSITION WITH ADVISOR                          OTHER BUSINESS
---------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur      Chief Executive Officer   President and Trustee of Rydex ETF Trust
(continued)              (CEO) and Treasurer
                                                   ------------------------------------------------------------------
                                                   Vice President and Trustee of Rydex Capital Partners SPhinX Fund
                                                   ------------------------------------------------------------------
                                                   President, CEO and Treasurer of Rydex Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------
Michael P. Byrum         President and             Executive Vice President and Secretary of Rydex Fund Services,
                         Secretary                 Inc.
                                                   ------------------------------------------------------------------
                                                   President  and Secretary of PADCO Advisors II, Inc.
                                                   ------------------------------------------------------------------
                                                   President and Secretary of Rydex Capital Partners I, LLC
                                                   ------------------------------------------------------------------
                                                   President and Secretary of Rydex Capital Partners II, LLC
                                                   ------------------------------------------------------------------
                                                   Trustee and Vice President of Rydex Series Funds
                                                   ------------------------------------------------------------------
                                                   Trustee and Vice President of Rydex Dynamic Funds
                                                   ------------------------------------------------------------------
                                                   Trustee and Vice President of Rydex Variable Trust
                                                   ------------------------------------------------------------------
                                                   Trustee and Vice President of Rydex ETF Trust
                                                   ------------------------------------------------------------------
                                                   Trustee and President of Rydex Capital Partners SPhinX Fund

---------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney       Vice President of          Vice President of Compliance of PADCO Advisors II, Inc.
                        Compliance
                                                   ------------------------------------------------------------------
                                                   Chief Compliance Officer and Secretary of Rydex Series Funds
                                                   ------------------------------------------------------------------
                                                   Chief Compliance Officer and Secretary of Rydex Dynamic Funds

                                                   ------------------------------------------------------------------
                                                   Chief Compliance Officer and Secretary of Rydex ETF Trust

                                                   ------------------------------------------------------------------
                                                   Chief Compliance Officer and Secretary of Rydex Variable Trust

                                                   ------------------------------------------------------------------
                                                   Chief Compliance Officer and Secretary of Rydex Capital
                                                   Partners SPhinX Fund
                                                   ------------------------------------------------------------------
                                                   Vice President of Rydex Fund Services, Inc.
---------------------------------------------------------------------------------------------------------------------
 Jean M. Dahl            Director                  Director and Employee of Dynamic Holdings, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of PADCO Advisors  II, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Distributors, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Fund Services, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Viragh Family Foundation, Inc.
---------------------------------------------------------------------------------------------------------------------
 Katherine A. Viragh     Director                  Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                   ------------------------------------------------------------------
                                                   Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                   ------------------------------------------------------------------
                                                   Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                   ------------------------------------------------------------------
                                                   Trustee of 2003 Dynamic Irrevocable Trust
                                                   ------------------------------------------------------------------
                                                   Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
                                                   ------------------------------------------------------------------
                                                   Manager of Blonde Shelters, LLC
                                                   ------------------------------------------------------------------
                                                   Director and Employee of Dynamic Holdings, Inc.
                                                   ------------------------------------------------------------------
                                                   Director  of PADCO  Advisors  II, Inc.
                                                   ------------------------------------------------------------------
                                                   Limited Partner of PADCO Partners, LLP
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Distributors, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Fund Services, Inc.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         NAME            POSITION WITH ADVISOR                               OTHER BUSINESS
---------------------------------------------------------------------------------------------------------------------
Katherine A. Viragh      Director                  Trustee of Spring Hill College
(continued)                                        ------------------------------------------------------------------
                                                   Director and Treasurer of Viragh Family Foundation, Inc.
---------------------------------------------------------------------------------------------------------------------
Mark Viragh              Director                  Director and Employee of Dynamic Holdings, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of PADCO Advisors II, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Distributors, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Fund Services, Inc.
                                                   ------------------------------------------------------------------
                                                   President and Director of Viragh Family Foundation, Inc.
                                                   ------------------------------------------------------------------
                                                   Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                   ------------------------------------------------------------------
                                                   Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                   ------------------------------------------------------------------
                                                   Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                   ------------------------------------------------------------------
                                                   Trustee of 2003 Dynamic Irrevocable Trust
                                                   ------------------------------------------------------------------
                                                   Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
---------------------------------------------------------------------------------------------------------------------
 Robert J. Viragh       Director                   Employee of Dynamic Holdings Inc.
                                                   ------------------------------------------------------------------
                                                   Director  of PADCO  Advisors  II, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Distributors, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Rydex Fund Services, Inc.
                                                   ------------------------------------------------------------------
                                                   Director of Viragh Family Foundation, Inc.
---------------------------------------------------------------------------------------------------------------------


Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27.    PRINCIPAL UNDERWRITERS



(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.



(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.


---------------------------------------------------------------------------------------------------------------
                 NAME AND                                POSITIONS AND             POSITIONS AND OFFICES WITH
        PRINCIPAL BUSINESS ADDRESS                  OFFICES WITH UNDERWRITER               REGISTRANT
---------------------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur                            CEO, President and Treasurer          President and Trustee
---------------------------------------------------------------------------------------------------------------
 Kevin Farragher                             Senior Vice President and Secretary              None
---------------------------------------------------------------------------------------------------------------
 Peter Brophy                                      Chief Financial Officer                    None
---------------------------------------------------------------------------------------------------------------
 Jason Saul Rosenberg                             Chief Compliance Officer                    None
---------------------------------------------------------------------------------------------------------------
 Jean M. Dahl                                             Director                            None
---------------------------------------------------------------------------------------------------------------
 Katherine A. Viragh                                      Director                            None
---------------------------------------------------------------------------------------------------------------
 Mark Stephen Viragh                                       Director                           None
---------------------------------------------------------------------------------------------------------------
 Robert J. Viragh                                          Director                           None
---------------------------------------------------------------------------------------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 9 to Registration Statement 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 28th day of February, 2007.

                                                RYDEX ETF TRUST

                                                /s/Carl G. Verboncoeur
                                                ------------------------------
                                                Carl G. Verboncoeur
                                                President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                                        DATE

/s/Carl G. Verboncoeur        President and Chief Executive Officer     February 28, 2007
------------------------
Carl G. Verboncoeur

      *                       Member of the Board of Trustees           February 28, 2007
------------------------
J.Kenneth Dalton

      *                       Member of the Board of Trustees            February 28, 2007
------------------------
John O.  Demaret

      *                       Member of the Board of Trustees            February 28, 2007
------------------------
Patrick T. McCarville

      *                       Member of the Board of Trustees            February 28, 2007
------------------------
Roger Somers

      *                       Member of the Board of Trustees            February 28, 2007
------------------------
Corey A. Colehour


/s/Michael P. Byrum           Member of the Board of Trustees            February 28, 2007
------------------------
Michael P. Byrum

      *                       Member of the Board of Trustees            February 28, 2007
------------------------
Werner E. Keller

      *                       Member of the Board of Trustees            February 28, 2007
------------------------
Thomas F. Lydon


/s/Nick Bonos                 Vice President and Treasurer               February 28, 2007
------------------------
Nick Bonos


* /s/ Carl G. Verboncoeur
  -----------------------
  Carl G. Verboncoeur, Attorney-in-Fact

* Pursuant to powers of attorney are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

                                  EXHIBIT INDEX

EXHIBIT NUMBER    EXHIBIT:



EX-99.D2 Amendment dated August 28, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors II, Inc.

EX-99.E2 Amendment dated August 28, 2006 to the Amended and Restated Distribution Agreement dated December 16, 2003 as amended and restated as of August 29, 2005 between the Registrant and Rydex Distributors, Inc.

EX-99.E4 Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc., State Street Bank and Trust Company, and Goldman Sachs Execution & Clearing, L.P.

EX-99.E5 Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc., State Street Bank and Trust Company, and Goldman Sachs & Co.

EX-99.G1 Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company

EX-99.G4 Amendment dated November 1, 2006 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company

EX-99.H3 Amendment dated November 1, 2006 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company

EX-99.H6 Amendment dated November 1, 2006 to the Transfer Agency and Services Agreement dated as of May 3, 2005, including Schedule A, between the Registrant and State Street Bank and Trust Company

EX-99.I     Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J1 Consent of independent registered public accounting firm, Ernst & Young LLP

EX-99.J2    Consent  of   independent   registered   public   accounting   firm,
            PricewaterhouseCoopers LLP

EX-99.M2 Amendment dated August 28, 2006 to the Distribution Plan dated April 11, 2003 between the Registrant and Rydex Distributors, Inc.